UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08922
--------------------------------------------------------------------------------

                   Mutual of America Institutional Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (212) 224-1600
--------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2004
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Quarterly Schedules of Investments follow:

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     -------
COMMON STOCKS
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.                                 720        39,154
Alcoa, Inc.                                                  2,758        92,641
Allegheny Technologies, Inc.                                   295         5,384
Ball Corp.                                                     358        13,400
Bemis Co.                                                      336         8,931
Dow Chemical Co.                                             2,952       133,371
Du Pont (E.I.) de Nemours & Co.                              3,162       135,334
Eastman Chemical Co.                                           246        11,697
Ecolab, Inc.                                                   815        25,624
Engelhard Corp.                                                398        11,283
Freeport-McMoran Copper Cl B                                   543        21,992
Georgia-Pacific (Timber Group)                                 804        28,904
Great Lakes Chemical Corp.                                     161         4,122
Hercules, Inc.*                                                351         5,002
International Paper Co.                                      1,522        61,504
Intl. Flavors & Fragrances                                     297        11,345
Louisiana-Pacific Corp.                                        335         8,693
MeadWestvaco Corp.                                             637        20,320
Monsanto Co.                                                   841        30,629
Newmont Mining Corp. Holding Co.                             1,368        62,285
Nucor Corp.                                                    248        22,660
PPG Industries, Inc.                                           543        33,275
Pactiv Corp.*                                                  498        11,579
Phelps Dodge Corp.                                             293        26,995
Praxair, Inc.                                                1,030        44,022
Rohm & Haas Co.                                                706        30,337
Sealed Air Corp.*                                              269        12,468
Sigma-Aldrich Corp.                                            220        12,760
Temple-Inland, Inc.                                            173        11,617
United States Steel Group                                      359        13,506
Vulcan Materials Co.                                           322        16,406
Weyerhaeuser Co.                                               744        49,461
Worthington Industries, Inc.                                   274         5,850
                                                                     -----------
                                                                       1,022,550
                                                                     -----------
CONSUMER, CYCLICAL (6.4%)
eBay, Inc.*                                                  2,097       192,798
AutoZone, Inc.*                                                277        21,398
Autonation, Inc.*                                              872        14,894
Bed Bath & Beyond, Inc.*                                       946        35,106
Best Buy Co., Inc.                                           1,029        55,813
Big Lots, Inc.*                                                371         4,537
Black & Decker Corp.                                           248        19,205
Boise Cascade Corp.                                            277         9,219
Brunswick Corp.                                                297        13,591
Carnival Corp.                                               1,996        94,391
Centex Corp.                                                   392        19,780
Circuit City Group, Inc.                                       629         9,649
Clear Channel Communications                                 1,872        58,350
Coach, Inc.*                                                   600        25,452
Comcast Corp. Cl A*                                          7,134       201,464
Cooper Tire & Rubber Co.                                       234         4,720
Dana Corp.                                                     471         8,332
Darden Restaurants, Inc.                                       523        12,196
Delphi Corporation                                           1,776        16,499
Dillard's, Inc. Cl A                                           264         5,211
Disney (Walt) Co.                                            6,488       146,304
Dollar General Corp.                                         1,068        21,520
Dow Jones & Co., Inc.                                          258        10,477
Eastman Kodak Co.                                              908        29,256
Family Dollar Stores, Inc.                                     546        14,797
Federated Department Stores                                    573        26,031
Ford Motor Co.                                               5,804        81,546
Fortune Brands, Inc.                                           462        34,230
Gannett Co., Inc.                                              859        71,950
Gap, Inc.                                                    2,838        53,071
General Motors Corp.                                         1,780        75,614
Genuine Parts Co.                                              551        21,147
Goodyear Tire & Rubber Co.*                                    555         5,961
Harley-Davidson, Inc.                                          961        57,122
Harrah's Entertainment, Inc.                                   353        18,702
Hasbro, Inc.                                                   553        10,396
Hilton Hotels Corp.                                          1,202        22,646

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     -------
COMMON STOCKS
CONSUMER, CYCLICAL (Cont'd.)
Home Depot, Inc.                                             6,966       273,067
International Game Technology                                1,098        39,473
Interpublic Group of Cos., Inc.                              1,314        13,915
Johnson Controls, Inc.                                         598        33,972
Jones Apparel Group, Inc.                                      400        14,320
KB Home                                                        148        12,505
Knight-Ridder, Inc.                                            254        16,624
Kohl's Corp.*                                                1,077        51,901
Leggett & Platt                                                608        17,085
Limited Brands, Inc.                                         1,482        33,034
Liz Claiborne, Inc.                                            346        13,051
Lowe's Companies, Inc.                                       2,492       135,440
Marriott International, Inc.                                   730        37,931
Mattel, Inc.                                                 1,363        24,711
May Department Stores Co.                                      915        23,451
Maytag Corp.                                                   248         4,556
McDonald's Corp.                                             3,998       112,064
McGraw-Hill Cos., Inc.                                         606        48,292
Meredith Corp.                                                 159         8,169
NIKE, Inc. Cl B                                                834        65,719
New York Times Co. Cl A                                        475        18,573
Newell Rubbermaid, Inc.                                        869        17,415
Nordstrom, Inc.                                                435        16,634
Office Depot, Inc.*                                            984        14,790
Omnicom Group, Inc.                                            603        44,055
Penney (J.C.) Co., Inc.                                        865        30,517
Pulte Homes, Inc.                                              397        24,364
RadioShack Corp.                                               521        14,921
Reebok International, Ltd.                                     187         6,867
Sears Roebuck & Co.                                            707        28,174
Sherwin-Williams Co.                                           463        20,353
Snap-On, Inc.                                                  185         5,099
Stanley Works                                                  257        10,930
Staples, Inc.                                                1,582        47,175
Starbucks Corp.*                                             1,255        57,052
Starwood Hotels & Resorts                                      647        30,034
TJX Companies, Inc.                                          1,596        35,176
Target Corp.                                                 2,889       130,727
Tiffany & Co.                                                  464        14,263
Time Warner, Inc.*                                          14,508       234,159
Toys R Us, Inc.*                                               677        12,010
Tribune Co.                                                  1,047        43,084
Univision Communications, Inc.                               1,022        32,305
V F Corp.                                                      342        16,912
Viacom, Inc. Cl B                                            5,487       184,144
Visteon Corp.                                                  414         3,308
Wendy's International, Inc.                                    361        12,130
Whirlpool Corp.                                                221        13,280
Yum! Brands, Inc.                                              933        37,936
                                                                     -----------
                                                                       3,659,044
                                                                     -----------
CONSUMER, NON-CYCLICAL (6.2%)
Alberto-Culver Co. Cl A                                        285        12,392
Albertson's, Inc.                                            1,162        27,807
Altria Group, Inc.                                           6,485       305,054
Anheuser-Busch Cos., Inc.                                    2,583       129,021
Archer-Daniels-Midland Co.                                   2,053        34,860
Avon Products, Inc.                                          1,491        65,127
Brown-Forman Corp. Cl B                                        385        17,633
CVS Corp.                                                    1,256        52,915
Campbell Soup Co.                                            1,303        34,256
Clorox Co.                                                     666        35,498
Coca-Cola Co.                                                7,698       308,305
Coca-Cola Enterprises, Inc.                                  1,453        27,462
Colgate-Palmolive Co.                                        1,688        76,264
ConAgra Foods, Inc.                                          1,702        43,758
Coors (Adolph) Co. Cl B                                        115         7,811
Costco Wholesale Corp.                                       1,452        60,345
General Mills, Inc.                                          1,187        53,296
Gillette Co.                                                 3,192       133,234
Heinz (H.J.) Co.                                             1,116        40,198
Hershey Food Corp.                                             824        38,489
Kellogg Co.                                                  1,307        55,757
Kimberly Clark Corp.                                         1,589       102,634
Kroger Co.*                                                  2,361        36,643

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     --------
COMMON STOCKS
CONSUMER, NON-CYCLICAL (Cont'd.)
McCormick & Co., Inc.                                          435        14,938
Pepsi Bottling Group, Inc.                                     823        22,344
PepsiCo, Inc.                                                5,420       263,683
Proctor & Gamble Co.                                         8,066       436,532
RJ Reynolds Tobacco Holdings                                   478        32,523
Safeway, Inc.*                                               1,401        27,053
Sara Lee Corp.                                               2,507        57,310
Supervalu, Inc.                                                425        11,709
Sysco Corp.                                                  2,043        61,127
UST, Inc.                                                      525        21,137
Wal-Mart Stores, Inc.                                       13,461       716,125
Walgreen Co.                                                 3,248       116,376
Winn-Dixie Stores, Inc.*                                       450         1,391
Wrigley (Wm.) Jr. Co.                                          713        45,140
                                                                     -----------
                                                                       3,526,145
                                                                     -----------
ENERGY (4.3%)
Amerada Hess Corp.                                             284        25,276
Anadarko Petroleum Corp.                                       798        52,955
Apache Corp.                                                 1,027        51,463
Ashland, Inc.                                                  220        12,338
BJ Services Co.                                                505        26,467
Baker Hughes, Inc.                                           1,061        46,387
Burlington Resources, Inc.                                   1,253        51,122
ChevronTexaco Corp.                                          6,780       363,679
ConocoPhillips                                               2,168       179,619
Devon Energy Corp.                                             736        52,263
EOG Resources, Inc.                                            364        23,969
El Paso Corp.                                                2,031        18,665
Exxon Mobil Corp.                                           20,641       997,580
Halliburton Co.                                              1,388        46,762
Kerr-McGee Corp.                                               469        26,850
Kinder Morgan, Inc.                                            391        24,563
Marathon Oil Corp.                                           1,080        44,582
Nabors Industries, Ltd*                                        464        21,970
Noble Corporation*                                             425        19,104
Occidental Petroleum Corp.                                   1,230        68,794
Rowan Cos., Inc.*                                              330         8,712
Schlumberger, Ltd.                                           1,865       125,533
Sunoco, Inc.                                                   245        18,125
Transocean, Inc.*                                            1,013        36,245
Unocal Corp.                                                   820        35,260
Valero Energy Corp.                                            400        32,084
Williams Cos., Inc.                                          1,642        19,868
                                                                     -----------
                                                                       2,430,236
                                                                     -----------
FINANCIAL (12.0%)
Ace, Ltd.                                                      883        35,373
Aflac, Inc.                                                  1,625        63,716
Allstate Corp.                                               2,229       106,970
AmSouth Bancorporation                                       1,112        27,133
Ambac Financial Group, Inc.                                    338        27,023
American Express Co.                                         4,023       207,024
American Int'l. Group, Inc.                                  8,268       562,141
Aon Corp.                                                      994        28,568
Apartment Investment & Mgmt.Co                                 297        10,330
BB & T Corp.                                                 1,731        68,703
Bank of America Corp.                                       12,948       561,037
Bank of New York Co., Inc.                                   2,452        71,525
Bear Stearns Cos., Inc.                                        329        31,640
Capital One Financial Corp.                                    731        54,021
Charles Schwab Corp.                                         4,298        39,499
Chubb Corp.                                                    595        41,817
Cincinnati Financial Corp.                                     534        22,011
Citigroup, Inc.                                             16,436       725,156
Comerica, Inc.                                                 556        32,999
Countrywide Financial Corp.                                  1,748        68,854
E*Trade Financial Corp.*                                     1,161        13,259
Equity Office Properties                                     1,266        34,499
Equity Residential                                             883        27,373
Fannie Mae                                                   3,080       195,272
Federated Investors, Inc.                                      344         9,783
Fifth Third Bancorp                                          1,790        88,104
First Tennessee Natl. Corp.                                    398        17,257
Franklin Resources, Inc.                                       790        44,050
Freddie Mac                                                  2,182       142,354

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     --------
COMMON STOCKS
FINANCIAL (Cont'd.)
Golden West Financial Corp.                                    482        53,478
Goldman Sachs Group, Inc.                                    1,532       142,844
Hartford Financial Svc. Gp., Inc.                              924        57,223
Huntington Bancshares, Inc.                                    727        18,110
J.P. Morgan Chase & Co.                                     11,276       447,996
Janus Capital Group                                            763        10,384
Jefferson-Pilot Corp.                                          447        22,198
KeyCorp                                                      1,329        41,996
Lehman Brothers Holdings, Inc.                                 878        69,994
Lincoln National Corp.                                         564        26,508
Loews Corp.                                                    588        34,398
M & T Bank Corp.                                               378        36,175
MBIA, Inc.                                                     456        26,544
MBNA Corp.                                                   4,048       102,010
MGIC Investment Corp.                                          312        20,764
Marsh & McLennan Cos., Inc.                                  1,681        76,923
Marshall & Ilsley Corp.                                        718        28,935
Mellon Financial Corp.                                       1,364        37,769
Merrill Lynch & Co., Inc.                                    2,981       148,215
MetLife, Inc.                                                2,410        93,147
Moody's Corp.                                                  472        34,574
Morgan Stanley                                               3,475       171,318
National City Corp.                                          2,089        80,677
North Fork Bancorp, Inc.                                       978        43,472
Northern Trust Corp.                                           698        28,478
PNC Financial Services Group                                   878        47,500
Plum Creek Timber Co.                                          580        20,317
Principal Financial Group, Inc.                              1,017        36,581
Progressive Corp. of Ohio                                      688        58,308
Prologis Trust                                                 573        20,193
Providian Financial Corp.*                                     920        14,297
Prudential Financial, Inc.                                   1,647        77,475
Regions Financial Corp.                                      1,467        48,499
SLM Corporation                                              1,430        63,778
Safeco Corp.                                                   399        18,214
Simon Property Group                                           645        34,591
SouthTrust Corp.                                             1,046        43,576
Sovereign Bancorp, Inc.                                      1,090        23,784
St. Paul Travelers Cos., Inc.                                2,101        69,459
State Street Corp.                                           1,063        45,401
Suntrust Banks, Inc.                                         1,135        79,915
Synovus Financial Corp.                                        956        24,999
T. Rowe Price Group, Inc.                                      398        20,274
Torchmark Corp.                                                359        19,092
UNUM Provident Corp.                                           938        14,717
US Bancorp                                                   6,002       173,458
Wachovia Corp.                                               4,166       195,594
Washington Mutual, Inc.                                      2,739       107,040
Wells Fargo & Company                                        5,362       319,736
XL Capital Limited                                             435        32,186
Zions Bancorporation                                           284        17,335
                                                                     -----------
                                                                       6,837,937
                                                                     -----------
HEALTHCARE (7.6%)
Abbott Laboratories                                          4,955       209,894
Aetna, Inc.                                                    486        48,566
Allergan, Inc.                                                 416        30,181
Amerisource Bergen Corp.                                       356        19,121
Amgen, Inc.*                                                 4,027       228,250
Anthem, Inc.*                                                  438        38,216
Applera Corp.-Applied Biosys                                   654        12,341
Bard (C.R.), Inc.                                              329        18,631
Bausch & Lomb, Inc.                                            166        11,031
Baxter International, Inc.                                   1,934        62,197
Becton Dickinson & Co.                                         801        41,412
Biogen Idec, Inc.*                                           1,036        63,372
Biomet, Inc.                                                   811        38,020
Boston Scientific Corp.*                                     2,645       105,086
Bristol-Myers Squibb Co.                                     6,150       145,571
CIGNA Corp.                                                    447        31,125
Cardinal Health, Inc.                                        1,379        60,359
Caremark Rx, Inc.*                                           1,449        46,469
Chiron Corp.*                                                  594        26,255
Express Scripts, Inc.*                                         246        16,074
Forest Laboratories, Inc.*                                   1,165        52,402

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     --------
COMMON STOCKS
HEALTHCARE (Cont'd.)
Genzyme Corp. (Genl. Div.)*                                    710        38,631
Gilead Sciences, Inc.*                                       1,360        50,837
Guidant Corp.                                                  987        65,181
HCA, Inc.                                                    1,572        59,972
Health Management Associates                                   770        15,731
Hospira, Inc.*                                                 495        15,147
Humana, Inc.*                                                  514        10,270
IMS Health, Inc.                                               760        18,179
Johnson & Johnson                                            9,405       529,784
King Pharmaceuticals, Inc*                                     764         9,122
Lilly (Eli) & Co.                                            3,560       213,778
Manor Care, Inc.                                               283         8,479
McKesson Corp.                                                 922        23,649
Medco Health Solutions*                                        857        26,481
Medimmune, Inc.*                                               784        18,581
Medtronic, Inc.                                              3,841       199,348
Merck & Co., Inc.                                            7,048       232,584
Millipore Corp.*                                               155         7,417
Mylan Laboratories, Inc.                                       841        15,138
Pfizer, Inc.                                                23,958       733,115
Quest Diagnostics, Inc.                                        328        28,936
Schering-Plough Corp.                                        4,662        88,858
St. Jude Medical, Inc.*                                        546        41,097
Stryker Corp.                                                1,265        60,821
Tenet Healthcare Corp.*                                      1,473        15,894
Thermo Electron Corp.*                                         525        14,186
UnitedHealth Group, Inc.                                     2,145       158,172
Waters Corp.*                                                  385        16,979
Watson Pharmaceuticals, Inc.*                                  342        10,075
Wellpoint Health Networks, Inc.                                491        51,599
Wyeth                                                        4,220       157,828
Zimmer Holdings, Inc.*                                         766        60,545
                                                                     -----------
                                                                       4,300,984
                                                                     -----------
INDUSTRIAL (6.8%)
3M Company                                                   2,484       198,645
Allied Waste Industries, Inc.*                               1,015         8,983
American Power Conversion                                      629        10,938
American Standard Cos., Inc.*                                  688        26,770
Apollo Group, Inc. Cl A*                                       637        46,737
Avery Dennison Corp.                                           350        23,023
Block (H. & R.), Inc.                                          565        27,922
Boeing Co.                                                   2,669       137,774
Burlington Northern Santa Fe                                 1,179        45,167
CSX Corp.                                                      678        22,510
Caterpillar, Inc.                                            1,101        88,575
Cendant Corp.                                                3,350        72,360
Cintas Corp.                                                   542        22,786
Cooper Industries, Ltd.*                                       292        17,228
Crane Co.                                                      189         5,466
Cummins, Inc.                                                  135         9,975
Danaher Corp.                                                  975        49,998
Deere & Co.                                                    771        49,768
Delta Air Lines, Inc.*                                         392         1,290
Deluxe Corp.                                                   161         6,604
Donnelley (R.R.) & Sons Co.                                    679        21,266
Dover Corp.                                                    644        25,032
Eaton Corp.                                                    482        30,564
Emerson Electric Co.                                         1,337        82,747
Equifax, Inc.                                                  441        11,625
FedEx Corp.                                                    946        81,063
Fisher Scientific, Intl*                                       368        21,465
Fluor Corp.                                                    260        11,575
General Dynamics Corp.                                         628        64,119
General Electric Co.                                        33,500     1,124,930
Goodrich Corporation                                           372        11,666
Grainger (W.W.), Inc.                                          289        16,661
Honeywell International, Inc.                                2,721        97,575
ITT Industries, Inc.                                           292        23,357
Illinois Tool Works, Inc.                                      977        91,027
Ingersoll Rand Co.*                                            556        37,791
Lockheed Martin Corp.                                        1,429        79,710
Masco Corp.                                                  1,375        47,479
Monster Worldwide, Inc.*                                       357         8,796
Navistar International Corp.*                                  218         8,107

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     --------
COMMON STOCKS
INDUSTRIAL (Cont'd.)
Norfolk Southern Corp.                                       1,239        36,848
Northrop Grumman Corp.                                       1,185        63,196
PACCAR, Inc.                                                   554        38,292
Pall Corp.                                                     399         9,768
Parker Hannifin Corp.                                          376        22,131
Pitney Bowes, Inc.                                             740        32,634
Power One, Inc.*                                               264         1,711
Raytheon Co,                                                 1,416        53,780
Robert Half Intl., Inc.                                        543        13,993
Rockwell Automation Inc.                                       593        22,949
Rockwell Collins                                               566        21,021
Ryder System, Inc.                                             206         9,690
Southwest Airlines Co.                                       2,502        34,077
Textron, Inc.                                                  436        28,022
Tyco International Ltd.                                      6,337       194,292
Union Pacific Corp.                                            820        48,052
United Parcel Service Cl B                                   3,578       271,642
United Technologies Corp.                                    1,635       152,676
Waste Management, Inc.                                       1,827        49,950
                                                                     -----------
                                                                       3,873,800
                                                                     -----------
TECHNOLOGY (9.1%)
ADC Telecommunications, Inc.*                                2,556         4,626
Adobe Systems, Inc.                                            755        37,350
Advanced Micro Devices, Inc.*                                1,104        14,352
Affiliated Computer Svcs.*                                     435        24,216
Agilent Technologies, Inc.*                                  1,506        32,484
Altera Corp.*                                                1,201        23,504
Analog Devices, Inc.                                         1,184        45,916
Andrew Corp.*                                                  503         6,157
Apple Computer, Inc.*                                        1,231        47,701
Applied Materials, Inc.*                                     5,388        88,848
Applied Micro Circuits, Corp.*                                 984         3,080
Autodesk, Inc.                                                 358        17,410
Automatic Data Processing, Inc.                              1,869        77,227
Avaya, Inc.*                                                 1,405        19,586
BMC Software, Inc.*                                            714        11,288
Broadcom Corp. Cl A*                                         1,022        27,890
Ciena Corp.*                                                 1,835         3,633
Cisco Systems, Inc.*                                        21,412       387,557
Citrix Systems, Inc.*                                          520         9,110
Computer Associates Intl., Inc.                              1,844        48,497
Computer Sciences Corp.*                                       595        28,025
Compuware Corp.*                                             1,218         6,273
Comverse Technology, Inc.*                                     611        11,505
Convergys Corp.*                                               454         6,097
Corning, Inc.*                                               4,422        48,996
Dell, Inc.*                                                  7,921       281,988
EMC Corp.*                                                   7,630        88,050
Electronic Arts, Inc.*                                         946        43,507
Electronic Data Systems Corp.                                1,611        31,237
First Data Corp.                                             2,763       120,191
Fiserv, Inc.*                                                  617        21,509
Gateway, Inc.*                                               1,187         5,876
Hewlett-Packard Co.                                          9,582       179,663
Intel Corp.                                                 20,354       408,301
Intl. Business Machines Corp.                                5,315       455,708
Intuit, Inc.*                                                  629        28,557
JDS Uniphase Corp.*                                          4,550        15,334
Jabil Circuit, Inc.*                                           633        14,559
KLA Tencor Corp.*                                              622        25,801
LSI Logic Corp.*                                             1,201         5,176
Lexmark Int'l, Inc.*                                           407        34,192
Linear Technology Corp.                                        990        35,878
Lucent Technologies*                                        13,673        43,343
Maxim Integrated Products, Inc.                              1,040        43,982
Mercury Interactive Corp.*                                     285         9,941
Micron Technology, Inc.*                                     1,931        23,230
Microsoft Corp.                                             34,497       953,842
Molex Inc., Cl A                                               604        18,011
Motorola, Inc.                                               7,496       135,228
NCR Corp.*                                                     300        14,877
NVIDIA Corporation*                                            513         7,449
National Semiconductor Corp.                                 1,127        17,457
Network Appliance, Inc.*                                     1,094        25,162

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     --------
COMMON STOCKS
TECHNOLOGY (Cont'd.)
Novell, Inc.*                                                1,192         7,522
Novellus Systems, Inc.*                                        486        12,923
Oracle Corp.*                                               16,451       185,567
PMC Sierra, Inc.*                                              547         4,819
Parametric Technology Corp.*                                   844         4,456
Paychex, Inc.                                                1,196        36,059
Peoplesoft, Inc.*                                            1,154        22,907
PerkinElmer, Inc.                                              402         6,922
QLogic Corp.*                                                  301         8,913
Qualcomm, Inc.                                               5,165       201,642
Sabre Group Holdings, Inc.                                     444        10,891
Sanmina Corp.*                                               1,644        11,590
Scientific-Atlanta, Inc.                                       483        12,519
Siebel Systems, Inc.*                                        1,571        11,845
Solectron Corp.*                                             3,037        15,033
Sun Microsystems, Inc.*                                     10,532        42,549
Sungard Data Sys., Inc.*                                       910        21,631
Symantec Corp.*                                                986        54,112
Symbol Technologies, Inc.                                      733         9,265
Tektronix, Inc.                                                289         9,609
Tellabs, Inc.*                                               1,316        12,094
Teradyne, Inc.*                                                606         8,120
Texas Instruments, Inc.                                      5,489       116,806
Unisys Corp.*                                                1,051        10,846
Veritas Software Corp.*                                      1,354        24,101
Xerox Corp.*                                                 2,662        37,481
Xilinx, Inc.                                                 1,093        29,511
Yahoo!, Inc.*                                                4,317       146,389
                                                                     -----------
                                                                       5,195,499
                                                                     -----------
TELECOMMUNICATIONS (2.1%)
AT&T Corp.                                                   2,514        36,000
AT&T Wireless*                                               8,633       127,596
Alltel Corp.                                                   990        54,361
BellSouth Corp.                                              5,803       157,377
CenturyTel, Inc.                                               458        15,682
Citizens Communications Co.                                  1,083        14,501
Nextel Communications, Inc.*                                 3,533        84,227
Qwest Communications Intl.*                                  5,759        19,177
SBC Communications, Inc.                                    10,481       271,982
Sprint Corp. (FON Gp.)                                       4,609        92,779
Verizon Communications                                       8,750       344,575
                                                                     -----------
                                                                       1,218,258
                                                                     -----------
UTILITIES (1.7%)
AES Corp.*                                                   2,051        20,489
Allegheny Energy, Inc.*                                        402         6,416
Ameren Corp.                                                   606        27,967
American Electric Power, Inc.                                1,251        39,982
CINergy Corp.                                                  564        22,334
CMS Energy Corp.*                                              510         4,855
Calpine Corp.*                                               1,397         4,051
Centerpoint Energy, Inc.                                       970        10,049
Consolidated Edison, Inc.                                      765        32,161
Constellation Energy Group                                     530        21,115
DTE Energy Co.                                                 534        22,529
Dominion Resources, Inc.                                     1,028        67,077
Duke Energy Corp.                                            2,975        68,098
Dynergy, Inc.*                                               1,194         5,958
Edison International                                         1,033        27,385
Entergy Corp.                                                  725        43,942
Exelon Corp.                                                 2,087        76,572
FPL Group, Inc.                                                584        39,899
FirstEnergy Corp.                                            1,045        42,929
Keyspan Corporation                                            504        19,757
NiSource, Inc.                                                 832        17,480
Nicor, Inc.                                                    139         5,101
PG & E Corp.*                                                1,272        38,669
PPL Corporation                                                612        28,874
Peoples Energy Corp.                                           118         4,918
Pinnacle West Capital Corp.                                    289        11,994
Progress Energy, Inc.                                          776        32,856
Public Svc. Enterprise Group                                   748        31,865
Sempra Energy                                                  720        26,057
Southern Co.                                                 2,319        69,524
TXU Corp.                                                      963        46,147

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

INDEXED ASSETS:                                              Shares     Value($)
                                                             ------     --------
COMMON STOCKS
UTILITIES (Cont'd.)
Teco Energy, Inc.                                              627         8,483
Xcel Energy, Inc.                                            1,264        21,892
                                                                     -----------
                                                                         947,426
                                                                     -----------

TOTAL INDEXED ASSETS-COMMON STOCKS
 (Cost: $33,618,210) 58.0%                                            33,011,879
                                                                     -----------
----------

* Non income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                               Face
INDEXED ASSETS:                                                                      Rate(%)      Maturity    Amount($)     Value($)
                                                                                     -------      --------    ---------     --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                                                1.43        11/04/04     100,000        99,865
U.S. Treasury Bill (a)                                                                1.63        12/16/04     100,000        99,660
                                                                                                                         -----------
                                                                                                                             199,525
                                                                                                                         -----------
COMMERCIAL PAPER (2.3%)
Novartis Finance Corp.                                                                1.83        10/01/04   1,330,000     1,330,000
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,529,521) 2.7%                                                                   1,529,525
                                                                                                                         -----------

TOTAL INDEXED ASSETS-COMMON STOCKS ($35,147,731)                                      60.7%                               34,541,404
                                                                                                                         -----------

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:
-------------------------------------------------------

                                                            Expiration            Underlying Face        Unrealized
                                                               Date               Amount at Value        Gain(Loss)
                                                               ----               ---------------        ----------
Purchased
5 S&P 500 Stock Index Futures Contracts                    December 2004            $1,393,625            ($9,500)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 2.5%

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                              Shares      Value($)
                                                            ------      -------
COMMON STOCKS:
BASIC MATERIALS (1.8%)
A. Schulman, Inc.                                            3,200        70,528
Cleveland-Cliffs, Inc.*                                        530        42,861
Commercial Metals Co.                                        1,500        59,580
Cytec Industries, Inc.                                       1,430        69,999
Du Pont (E.I.) de Nemours & Co.                              3,750       160,500
FMC Corp.*                                                   1,440        69,941
Georgia Gulf Corp.                                           1,450        64,656
Graftech International, Ltd.*                                9,190       128,201
International Paper Co.                                      2,730       110,319
Lone Star Technologies, Inc.*                                1,290        48,762
Longview Fibre Co.                                           3,650        55,480
Lubrizol Corp.                                               1,480        51,208
Pactiv Corp.*                                                2,750        63,938
Steel Dynamics, Inc.                                         1,130        43,641
                                                                     -----------
                                                                       1,039,612
                                                                     -----------
CONSUMER, CYCLICAL (5.5%)
eBay, Inc.*                                                  3,300       303,402
Aaron Rents, Inc.                                            4,035        87,802
American Eagle Outfitters                                    2,800       103,180
Boyd Gaming Corp.                                            2,820        79,383
Brookstone, Inc.*                                            3,610        68,193
Buffalo Wild Wings, Inc.*                                    2,420        67,857
CSK Auto Corp*                                               4,170        55,544
Cache, Inc.*                                                 4,950        74,250
Carnival Corp.                                               1,015        47,999
Circuit City Group, Inc.                                    15,630       239,764
Collins & Aikman Corp.*                                      6,550        27,379
Crown Holdings, Inc.*                                       15,360       158,362
Deckers Outdoor Corp.*                                       2,800        95,200
Fossil, Inc.*                                                3,140        97,152
Genuine Parts Co.                                            3,400       130,492
Guitar Center, Inc.*                                         1,998        86,513
Gymboree Corp.*                                              5,460        78,624
Hibbett Sporting Goods, Inc.*                                3,800        77,862
Jacuzzi Brands, Inc.*                                       11,120       103,416
Landry's Restaurant Inc.                                     4,650       126,899
Lithia Motors, Inc. Cl A                                       910        19,347
P.F. Changs China Bistro, Inc.*                              1,560        75,644
Pinnacle Entertainment, Inc.*                                4,370        60,306
Quiksilver, Inc.*                                            3,840        97,613
Red Robin Gourmet Burgers*                                   2,600       113,542
Shopko Stores, Inc.*                                         4,580        79,738
Staples, Inc.                                                7,600       226,632
Sunterra Corporation*                                        4,280        40,788
Target Corp.                                                 4,130       186,883
The Steak N Shake Company*                                   3,170        54,144
The Warnaco Group, Inc.*                                     3,490        77,583
                                                                     -----------
                                                                       3,141,491
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.0%)
Cabela's, Inc. Cl A*                                            40           954
Chiquita Brands Intl., Inc.*                                 4,460        77,649
Conmed Corp.*                                                  930        24,459
Costco Wholesale Corp.                                       2,500       103,900
Jarden Corp*                                                 2,775       101,260
Longs Drug Stores Corp.                                      3,010        72,842
Phase Forward, Inc.*                                         3,860        31,884
Ralcorp Holdings, Inc.                                       2,080        75,088
Walter Industries, Inc.                                      4,560        73,051
                                                                     -----------
                                                                         561,086
                                                                     -----------
ENERGY (1.6%)
Anadarko Petroleum Corp.                                     1,120        74,323
Brigham Exploration Company*                                 6,320        59,408
Denbury Resources, Inc.*                                     1,900        48,260
Exxon Mobil Corp.                                              880        42,530
FMC Technologies, Inc.*                                      1,900        63,460
Grey Wolf, Inc.*                                             3,850        18,827
KFX, Inc.*                                                   4,640        35,774
Maverick Tube Corp.*                                         1,280        39,437
Patina Oil & Gas Corp.                                         880        26,022
Plains Exploration & Power*                                  3,070        73,250
Range Resources Corp.                                        7,770       135,897
Southern Union Co.*                                          3,011        61,726
Stone Energy Corp.*                                            770        33,695
Ultra Petroleum Corp*                                          570        27,959

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                              Shares      Value($)
                                                            ------      -------
COMMON STOCKS:
ENERGY (Cont'd.)
Unisource Energy Corp.                                       2,780        67,693
Western Gas Resources                                        2,100        60,039
Whiting Petroleum Corp.*                                     1,040        31,616
                                                                     -----------
                                                                         899,916
                                                                     -----------
FINANCIAL (9.4%)
Accredited Home Lenders*                                     1,470        56,624
Alabama National Bancorp                                     1,612        96,510
American Express Co.                                         3,225       165,959
American Home Mortgage Inv                                   3,220        89,999
American Int'l. Group, Inc.                                  6,640       451,454
Amli Residential Properties                                  2,380        72,709
Argonaut Group, Inc.*                                        1,880        35,100
Assured Guaranty Co.*                                        2,710        45,149
Bank of America Corp.                                        4,950       214,484
BankAtlantic Bancorp, Inc.                                   5,260        96,363
Banner Corporation                                           1,560        45,864
Brookline Bankcorp                                           5,460        85,558
Capital Automotive REIT                                      2,100        65,667
Capital One Financial Corp.                                  1,700       125,630
Carramerica Realty Corp                                      1,260        41,202
Charles Schwab Corp.                                        28,000       257,320
Choice Hotels Intl., Inc.                                    1,370        78,898
Cincinnati Financial Corp.                                   2,896       119,373
Citigroup, Inc.                                              3,360       148,243
Columbia Banking System                                      2,130        50,673
Comerica, Inc.                                               2,540       150,749
Direct General Corp.                                         2,630        76,060
Equity Inns, Inc.                                            7,420        73,310
First Niagara Financial Grp                                  5,620        75,196
First State Banck Corporation                                1,420        44,773
Golden West Financial Corp.                                  1,150       127,593
Highwoods Properties, Inc.                                   2,580        63,494
Huntington Bancshares, Inc.                                  4,610       114,835
Innkeepers USA Trust                                         6,410        79,740
J.P. Morgan Chase & Co.                                      2,500        99,325
KNBT Bancorp, Inc.                                           3,300        55,572
LandAmerica Financial Group                                  2,000        91,000
Luminent Mortgage Capital, Inc.                              3,330        42,224
MAF Bancorp                                                  1,910        82,378
MBNA Corp.                                                  12,100       304,920
Medical Properties of America*                               3,940        39,400
Mid-America Apt. Communities                                 2,270        88,417
Morgan Stanley                                               5,400       266,220
National City Corp.                                          3,200       123,584
Pennsylvania REIT                                            1,850        71,521
Principal Financial Group, Inc.                              1,730        62,228
PrivateBancorp, Inc.                                         3,990       107,570
Provident Financial Services                                 4,740        81,765
Providian Financial Corp.*                                   9,600       149,184
Santander Bancorp                                            1,826        45,650
Selective Insurance Group                                      380        14,136
Sterling Financial Corp.*                                    2,698        95,078
Stewart Information Services                                 1,770        69,738
Sws Group, Inc.                                              2,170        34,894
Texas Regional Bancshares                                    2,305        71,662
Wells Fargo & Company                                        2,929       174,656
                                                                     -----------
                                                                       5,319,649
                                                                     -----------
HEALTHCARE (3.0%)
Abbott Laboratories                                            810        34,312
Able Laboratories, Inc.*                                     1,780        34,105
Advanced Medical Optics, Inc.*                               1,470        58,168
Amylin Pharmaceuticals, Inc.*                                1,250        25,650
Atherogenics*                                                  700        23,065
Auxilium Pharmaceuticals, Inc.                               4,500        38,385
Becton Dickinson & Co.                                       2,700       139,590
Bioenvision, Inc.*                                           3,840        30,682
Caliper Life Sciences, Inc.*                                 9,200        64,676
Cardinal Health, Inc.                                        4,400       192,588
Cubist Pharmaceuticals, Inc.*                                2,828        27,941
Dendreon Corp.*                                              2,950        24,810
GTC Biotherapeutics*                                        11,430        20,117
ISTA Pharmaceuticals, Inc.*                                  2,570        31,328
Immunicon Corp.*                                             4,300        43,000
Kensey Nash Corp.*                                             980        25,666

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                              Shares      Value($)
                                                            ------      -------
COMMON STOCKS:
HEALTHCARE (Cont'd.)
Medtronic, Inc.                                              6,000       311,400
Merck & Co., Inc.                                            3,000        99,000
Pfizer, Inc.                                                 7,900       241,740
Rigel Pharmaceuticals, Inc.*                                 1,040        26,312
Telik, Inc.*                                                 2,413        53,810
Transkarayotic Therapies, Inc.                               1,590        28,191
Ventana Medical Systems, Inc.*                               1,210        61,032
Wright Medical Group, Inc.*                                  2,080        52,250
                                                                     -----------
                                                                       1,687,816
                                                                     -----------
INDUSTRIAL (5.4%)
American Italian Pasta Co.                                   2,330        60,930
Apogee Enterprises, Inc.                                     6,650        85,985
Applied Industrial Tech Inc                                  2,400        85,776
Audiovox Corp. Cl A*                                         1,950        32,838
Aviall, Inc.*                                                3,880        79,152
Benchmark Electronics*                                       1,450        43,210
Champion Enterprises, Inc.*                                 10,660       109,691
Ciber, Inc.*                                                12,850        96,632
Digital River, Inc.*                                         2,270        67,601
Dycom Industries, Inc.*                                      3,000        85,170
Engineered Support Systems                                   1,970        89,911
Esterline Technologies*                                      2,570        78,616
General Cable Corp*                                         12,040       128,106
General Electric Co.                                         6,130       205,845
Grainger (W.W.), Inc.                                        3,450       198,893
Kerzner International, Ltd.*                                 1,500        65,955
Kirby Corp.*                                                 2,581       103,627
Landstar System, Inc.*                                       1,330        78,044
Laureate Education, Inc.*                                    1,730        64,391
Mine Safety Appliances Co.                                   1,490        60,673
Molecular Devices Corp.*                                     1,270        29,934
Northwest Airlines Corp.*                                    6,750        55,418
Penn National Gaming, Inc.*                                  1,570        63,428
Precision Castparts Corp.                                    1,140        68,457
RailAmerica, Inc.*                                           9,610       106,191
Siligan Holdings, Inc.                                       2,050        94,915
Spherion Corp.*                                              7,900        61,778
TTM Technologies*                                            6,830        60,719
Thomas & Betts Corp.                                         7,210       193,372
Trinity Industries                                           2,720        84,782
Triumph Group, Inc.*                                         1,240        41,949
Tyco International, Ltd.                                     3,225        98,879
UTI Worldwide, Inc.*                                         2,030       119,384
United Parcel Service Cl B                                   1,300        98,696
Universal Forest Products                                    2,010        68,742
Us Home Systems, Inc.*                                       2,200        15,268
                                                                     -----------
                                                                       3,082,956
                                                                     -----------
TECHNOLOGY (9.1 %)
ASE Test Limited*                                            5,970        31,343
Aeroflex, Inc.*                                              2,790        29,490
Affiliated Computer Svcs.*                                   2,900       161,443
Andrew Corp.*                                                3,780        46,267
Angiotech Pharmaceuticals*                                   1,280        25,946
Anixter International, Inc.                                  1,750        61,408
Applied Materials, Inc.*                                    14,300       235,807
Ask Jeeves, Inc.*                                            1,500        49,065
CSG Systems Intl., Inc.*                                     4,370        67,342
Callwave, Inc.*                                              1,480        14,134
Cisco Systems, Inc.*                                        14,500       262,450
Cypress Semiconductor Corp.*                                10,390        91,848
DRS Technologies, Inc*                                       1,940        72,634
Dell, Inc.*                                                  8,200       291,920
EMC Corp.*                                                  39,129       451,549
Embarcardero Technologies, Inc.                              9,400        79,524
First Data Corp.                                             4,550       197,925
Hyperion Solutions, Corp.*                                   1,780        60,502
Informatica Corp.*                                           3,570        20,885
Integrated Device Tech., Inc.*                               5,240        49,937
Integrated Silicon Solution*                                 4,610        33,515
Intersil Corp. Cl A                                         13,400       213,462
Juniper Networks, Inc.*                                     14,400       339,840
Lecroy Corp.*                                                3,760        62,830
Linear Technology Corp.                                      7,750       280,860
Lionbridge Technologies, Inc.*                               8,740        75,077

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

ACTIVE ASSETS:                                              Shares      Value($)
                                                            ------      -------
COMMON STOCKS:
TECHNOLOGY (Cont'd.)
Maxim Integrated Products, Inc.                              7,200       304,488
Micrel, Inc.*                                                6,990        72,766
Microsoft Corp.                                             10,200       282,030
On Semiconductor*                                           13,980        43,757
PalmSource, Inc.*                                            2,770        57,450
Sabre Group Holdings, Inc.                                   9,032       221,555
Skyworks Solutions Inc.*                                     9,570        90,915
Varian, Inc.*                                                1,930        73,089
Veritas Software Corp.*                                      9,600       170,880
Viasat, Inc.*                                                3,130        62,913
Websense, Inc.*                                              1,630        67,922
Western Digital Corp.*                                       4,480        39,379
Xenogen Corporation*                                         3,860        23,932
Xilinx, Inc.                                                 8,400       226,800
Zoran Corp.*                                                 2,510        39,457
aQuantive, Inc*                                              7,340        70,831
                                                                     -----------
                                                                       5,155,164
                                                                     -----------
TELECOMMUNICATIONS (0.7%)
CT Communications, Inc.                                      1,680        23,167
Citizens Communications Co.                                  4,300        57,577
Ivillage, Inc*                                               3,470        20,820
SBC Communications, Inc.                                     5,306       137,691
Sprint Corp. (FON Gp.)                                       7,200       144,936
                                                                     -----------
                                                                         384,191
                                                                     -----------
UTILITIES (1.0%)
Avista Corp                                                  1,540        27,874
CINergy Corp.                                                2,640       104,544
Energen Corp.                                                1,680        86,604
Integrated Electrical Svcs.*                                 6,640        31,938
PNM Resources, Inc.                                          3,965        89,252
Southwestern Energy Co.*                                     3,830       160,822
Westar Energy, Inc.                                          3,440        69,488
                                                                     -----------
                                                                         570,522
                                                                     -----------

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $20,304,453) 38.5%                                             21,842,403
                                                                     -----------

----------
* Non income producing security.

TEMPORARY CASH INVESTMENTS** (Cost:  $479,400)  0.8%                     479,400
                                                                    ------------

TOTAL INVESTMENTS (Cost: $55,931,584) 100.0%                         $56,863,207
                                                                    ============
----------

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the All America Fund are:

Unrealized Appreciation                    $ 8,968,298
Unrealized Depreciation                     (7,897,635)
                                           -----------
Net                                        $ 1,070,663
                                           ===========

Cost of Investments                        $56,070,624
                                           ===========

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
BASIC MATERIALS (2.9%)
Air Products & Chemicals, Inc.                               1,021        55,522
Alcoa, Inc.                                                  3,910       131,337
Allegheny Technologies, Inc.                                   412         7,519
Ball Corp.                                                     506        18,940
Bemis Co.                                                      477        12,679
Dow Chemical Co.                                             4,187       189,169
Du Pont (E.I.) de Nemours & Co.                              4,483       191,872
Eastman Chemical Co.                                           348        16,547
Ecolab, Inc.                                                 1,156        36,345
Engelhard Corp.                                                564        15,989
Freeport-McMoran Copper Cl B                                   771        31,226
Georgia-Pacific (Timber Group)                               1,140        40,983
Great Lakes Chemical Corp.                                     227         5,811
Hercules, Inc.*                                                498         7,097
International Paper Co.                                      2,159        87,245
Intl. Flavors & Fragrances                                     421        16,082
Louisiana-Pacific Corp.                                        476        12,352
MeadWestvaco Corp.                                             904        28,838
Monsanto Co.                                                 1,193        43,449
Newmont Mining Corp. Holding Co.                             1,994        90,787
Nucor Corp.                                                    352        32,162
PPG Industries, Inc.                                           769        47,124
Pactiv Corp.*                                                  706        16,415
Phelps Dodge Corp.                                             417        38,377
Praxair, Inc.                                                1,461        62,443
Rohm & Haas Co.                                              1,000        42,970
Sealed Air Corp.*                                              382        17,706
Sigma-Aldrich Corp.                                            312        18,096
Temple-Inland, Inc.                                            246        16,519
United States Steel Group                                      509        19,149
Vulcan Materials Co.                                           457        23,284
Weyerhaeuser Co.                                             1,058        70,336
Worthington Industries, Inc.                                   388         8,284
                                                                     -----------
                                                                       1,452,652
                                                                     -----------
CONSUMER, CYCLICAL (10.5%)
eBay, Inc.*                                                  2,952       271,407
AutoZone, Inc.*                                                392        30,282
Autonation, Inc.*                                            1,236        21,111
Bed Bath & Beyond, Inc.*                                     1,341        49,765
Best Buy Co., Inc.                                           1,459        79,136
Big Lots, Inc.*                                                525         6,421
Black & Decker Corp.                                           352        27,259
Boise Cascade Corp.                                            392        13,046
Brunswick Corp.                                                421        19,265
Carnival Corp.                                               2,831       133,878
Centex Corp.                                                   556        28,056
Circuit City Group, Inc.                                       891        13,668
Clear Channel Communications                                 2,654        82,725
Coach, Inc.*                                                   840        35,633
Comcast Corp. Cl A*                                         10,051       283,840
Cooper Tire & Rubber Co.                                       332         6,696
Dana Corp.                                                     668        11,817
Darden Restaurants, Inc.                                       741        17,280
Delphi Corporation                                           2,517        23,383
Dillard's Inc. Cl A                                            374         7,383
Disney (Walt) Co.                                            9,200       207,460
Dollar General Corp.                                         1,514        30,507
Dow Jones & Co., Inc.                                          366        14,863
Eastman Kodak Co.                                            1,288        41,499
Family Dollar Stores, Inc.                                     773        20,948
Federated Department Stores                                    812        36,889
Ford Motor Co.                                               8,228       115,603
Fortune Brands, Inc.                                           655        48,529
Gannett Co., Inc.                                            1,218       102,020
Gap, Inc.                                                    4,025        75,268
General Motors Corp.                                         2,525       107,262
Genuine Parts Co.                                              782        30,013
Goodyear Tire & Rubber Co.*                                    788         8,463
Harley-Davidson, Inc.                                        1,361        80,898
Harrah's Entertainment, Inc.                                   500        26,490
Hasbro, Inc.                                                   784        14,739
Hilton Hotels Corp.                                          1,705        32,122
Home Depot, Inc.                                             9,874       387,061
International Game Technology                                1,558        56,010
Interpublic Group of Cos., Inc.                              1,864        19,740
Johnson Controls, Inc.                                         847        48,118
Jones Apparel Group, Inc.                                      568        20,334
KB Home                                                        210        17,743
Knight-Ridder, Inc.                                            359        23,497
Kohl's Corp.*                                                1,528        73,634
Leggett & Platt                                                862        24,222
Limited Brands, Inc.                                         2,101        46,831
Liz Claiborne, Inc.                                            490        18,483
Lowe's Companies, Inc.                                       3,533       192,019
Marriott International, Inc.                                 1,034        53,727
Mattel, Inc.                                                 1,862        33,758
May Department Stores Co.                                    1,297        33,242
Maytag Corp.                                                   353         6,485
McDonald's Corp.                                             5,669       158,902
McGraw-Hill Cos., Inc.                                         860        68,533
Meredith Corp.                                                 225        11,561
NIKE, Inc. Cl B                                              1,182        93,142
New York Times Co. Cl A                                        673        26,314
Newell Rubbermaid, Inc.                                      1,233        24,709
Nordstrom, Inc.                                                617        23,594

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
CONSUMER, CYCLICAL (Cont'd.)
Office Depot, Inc.*                                          1,395        20,967
Omnicom Group, Inc.                                            854        62,393
Penney (J.C.) Co., Inc.                                      1,296        45,723
Pulte Homes Inc.                                               564        34,613
RadioShack Corp.                                               737        21,108
Reebok International, Ltd.                                     265         9,731
Sears Roebuck & Co.                                          1,002        39,930
Sherwin-Williams Co.                                           655        28,794
Snap-On, Inc.                                                  262         7,221
Stanley Works                                                  364        15,481
Staples, Inc.                                                2,244        66,916
Starbucks Corp.*                                             1,780        80,919
Starwood Hotels & Resorts                                      917        42,567
TJX Companies, Inc.                                          2,198        48,444
Target Corp.                                                 4,095       185,299
Tiffany & Co.                                                  659        20,258
Time Warner Inc.*                                           20,565       331,919
Toys R Us, Inc.*                                               959        17,013
Tribune Co.                                                  1,431        58,886
Univision Communications, Inc.                               1,449        45,803
V F Corp.                                                      486        24,033
Viacom, Inc. Cl B                                            7,780       261,097
Visteon Corp.                                                  587         4,690
Wendy's International, Inc.                                    512        17,203
Whirlpool Corp.                                                313        18,808
Yum! Brands Inc.                                             1,322        53,753
                                                                     -----------
                                                                       5,180,848
                                                                     -----------
CONSUMER, NON-CYCLICAL (10.1%)
Alberto-Culver Co. Cl A                                        405        17,609
Albertson's, Inc.                                            1,649        39,461
Altria Group, Inc.                                           9,196       432,580
Anheuser-Busch Cos., Inc.                                    3,611       180,369
Archer-Daniels-Midland Co.                                   2,911        49,429
Avon Products, Inc.                                          2,116        92,427
Brown-Forman Corp. Cl B                                        545        24,961
CVS Corp.                                                    1,781        75,034
Campbell Soup Co.                                            1,847        48,558
Clorox Co.                                                     944        50,315
Coca-Cola Co.                                               10,936       437,987
Coca-Cola Enterprises, Inc.                                  2,062        38,972
Colgate-Palmolive Co.                                        2,393       108,116
ConAgra Foods Inc.                                           2,412        62,013
Coors (Adolph) Co. Cl B                                        164        11,139
Costco Wholesale Corp.                                       2,058        85,530
General Mills, Inc.                                          1,684        75,612
Gillette Co.                                                 4,524       188,832
Heinz (H.J.) Co.                                             1,582        56,984
Hershey Food Corp.                                           1,108        51,755
Kellogg Co.                                                  1,853        79,049
Kimberly Clark Corp.                                         2,253       145,521
Kroger Co.*                                                  3,347        51,945
McCormick & Co., Inc.                                          617        21,188
Pepsi Bottling Group Inc.                                    1,167        31,684
PepsiCo, Inc.                                                7,619       370,664
Proctor & Gamble Co.                                        11,434       618,808
RJ Reynolds Tobacco Holdings                                   670        45,587
Safeway, Inc.*                                               1,987        38,369
Sara Lee Corp.                                               3,555        81,267
Supervalu, Inc.                                                604        16,640
Sysco Corp.                                                  2,897        86,678
UST, Inc.                                                      745        29,994
Wal-Mart Stores, Inc.                                       19,081     1,015,109
Walgreen Co.                                                 4,605       164,997
Winn-Dixie Stores, Inc.*                                       637         1,968
Wrigley (Wm.) Jr. Co.                                        1,010        63,943
                                                                     -----------
                                                                       4,991,093
                                                                     -----------
ENERGY (7.0%)
Amerada Hess Corp.                                             404        35,956
Anadarko Petroleum Corp.                                     1,131        75,053
Apache Corp.                                                 1,456        72,960
Ashland, Inc.                                                  312        17,497
BJ Services Co.                                                715        37,473
Baker Hughes, Inc.                                           1,504        65,755
Burlington Resources, Inc.                                   1,778        72,542
ChevronTexaco Corp.                                          9,612       515,588
ConocoPhillips                                               3,074       254,681
Devon Energy Corp.                                           1,045        74,205
EOG Resources, Inc.                                            517        34,044
El Paso Corp.                                                2,880        26,467
Exxon Mobil Corp.                                           29,259     1,414,087
Halliburton Co.                                              1,968        66,302
Kerr-McGee Corp.                                               673        38,529
Kinder Morgan, Inc.                                            554        34,802
Marathon Oil Corp.                                           1,524        62,911
Nabors Industries, Ltd*                                        659        31,204
Noble Corporation*                                             603        27,105
Occidental Petroleum Corp.                                   1,744        97,542
Rowan Cos., Inc.*                                              468        12,355
Schlumberger, Ltd.                                           2,645       178,035
Sunoco, Inc.                                                   347        25,671
Transocean, Inc.*                                            1,437        51,416
Unocal Corp.                                                 1,163        50,009

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
ENERGY (Cont'd.)
Valero Energy Corp.                                            571        45,800
Williams Cos., Inc.                                          2,328        28,169
                                                                     -----------
                                                                       3,446,159
                                                                     -----------
FINANCIAL (19.7%)
Ace, Ltd.                                                    1,254        50,235
Aflac, Inc.                                                  2,304        90,340
Allstate Corp.                                               3,161       151,696
AmSouth Bancorporation                                       1,577        38,479
Ambac Financial Group, Inc.                                    480        38,376
American Express Co.                                         5,702       293,425
American Int'l. Group, Inc.                                 11,722       796,979
Aon Corp.                                                    1,409        40,495
Apartment Investment & Mgmt.Co                                 420        14,608
BB & T Corp.                                                 2,519        99,979
Bank of America Corp.                                       18,294       792,679
Bank of New York Co., Inc.                                   3,477       101,424
Bear Stearns Cos., Inc.                                        466        44,815
Capital One Financial Corp.                                  1,038        76,708
Charles Schwab Corp.                                         6,146        56,482
Chubb Corp.                                                    844        59,316
Cincinnati Financial Corp.                                     757        31,204
Citigroup, Inc.                                             23,298     1,027,908
Comerica, Inc.                                                 788        46,768
Countrywide Financial Corp.                                  2,533        99,775
E*Trade Financial Corp.*                                     1,650        18,843
Equity Office Properties                                     1,796        48,941
Equity Residential                                           1,251        38,781
Fannie Mae                                                   4,366       276,804
Federated Investors Inc                                        488        13,879
Fifth Third Bancorp                                          2,538       124,920
First Tennessee Natl. Corp.                                    564        24,455
Franklin Resources, Inc.                                     1,121        62,507
Freddie Mac                                                  3,093       201,787
Golden West Financial Corp.                                    683        75,779
Goldman Sachs Group, Inc.                                    2,172       202,517
Hartford Financial Svc. Gp., Inc.                            1,309        81,066
Huntington Bancshares, Inc.                                  1,031        25,682
J.P. Morgan Chase & Co.                                     15,989       635,243
Janus Capital Group                                          1,081        14,712
Jefferson-Pilot Corp.                                          634        31,484
KeyCorp                                                      1,830        57,828
Lehman Brothers Holdings, Inc.                               1,246        99,331
Lincoln National Corp.                                         800        37,600
Loews Corp.                                                    833        48,731
M & T Bank Corp.                                               536        51,295
MBIA, Inc.                                                     648        37,720
MBNA Corp.                                                   5,741       144,673
MGIC Investment Corp.                                          442        29,415
Marsh & McLennan Cos., Inc.                                  2,382       109,000
Marshall & Ilsley Corp.                                      1,017        40,985
Mellon Financial Corp.                                       1,933        53,525
Merrill Lynch & Co., Inc.                                    4,225       210,067
MetLife Inc.                                                 3,415       131,990
Moody's Corp.                                                  669        49,004
Morgan Stanley                                               4,929       243,000
National City Corp.                                          2,981       115,126
North Fork Bancorp, Inc.                                     1,391        61,830
Northern Trust Corp.                                           990        40,392
PNC Financial Services Group                                 1,246        67,409
Plum Creek Timber Co.                                          823        28,830
Principal Financial Group, Inc.                              1,441        51,833
Progressive Corp. of Ohio                                      975        82,631
Prologis Trust                                                 814        28,685
Providian Financial Corp.*                                   1,304        20,264
Prudential Financial, Inc.                                   2,362       111,108
Regions Financial Corp.                                      2,079        68,732
SLM Corporation                                              1,971        87,907
Safeco Corp.                                                   563        25,701
Simon Property Group                                           920        49,340
SouthTrust Corp.                                             1,484        61,823
Sovereign Bancorp, Inc.                                      1,540        33,603
St. Paul Travelers Cos., Inc.                                2,980        98,519
State Street Corp.                                           1,507        64,364
Suntrust Banks, Inc.                                         1,608       113,219
Synovus Financial Corp.                                      1,356        35,459
T. Rowe Price Group, Inc.                                      565        28,781
Torchmark Corp.                                                508        27,015
UNUM Provident Corp.                                         1,330        20,868
US Bancorp                                                   8,452       244,263
Wachovia Corp.                                               5,908       277,381
Washington Mutual, Inc.                                      3,883       151,748
Wells Fargo & Company                                        7,602       453,307
XL Capital Limited                                             617        45,652
Zions Bancorporation                                           404        24,660
                                                                     -----------
                                                                       9,693,706
                                                                     -----------
HEALTHCARE (12.4%)
Abbott Laboratories                                          7,025       297,579
Aetna, Inc.                                                    689        68,852
Allergan, Inc.                                                 590        42,805
Amerisource Bergen Corp.                                       504        27,070
Amgen, Inc.*                                                 5,710       323,643
Anthem, Inc.*                                                  621        54,182
Applera Corp.-Applied Biosys                                   927        17,492
Bard (C.R.), Inc.                                              466        26,390

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
HEALTHCARE (Cont'd.)
Bausch & Lomb, Inc.                                            236        15,682
Baxter International, Inc.                                   2,742        88,183
Becton Dickinson & Co.                                       1,135        58,680
Biogen Idec, Inc.*                                           1,526        93,345
Biomet, Inc.                                                 1,149        53,865
Boston Scientific Corp.*                                     3,750       148,988
Bristol-Myers Squibb Co.                                     8,721       206,426
CIGNA Corp.                                                    633        44,076
Cardinal Health, Inc.                                        1,954        85,527
Caremark Rx Inc.*                                            2,054        65,872
Chiron Corp.*                                                  843        37,261
Express Scripts, Inc.*                                         348        22,738
Forest Laboratories, Inc.*                                   1,652        74,307
Genzyme Corp. (Genl. Div.)*                                  1,007        54,791
Gilead Sciences, Inc.*                                       1,920        71,770
Guidant Corp.                                                1,400        92,456
HCA, Inc.                                                    2,171        82,824
Health Management Associates                                 1,091        22,289
Hospira, Inc.*                                                 702        21,481
Humana, Inc.*                                                  728        14,545
IMS Health, Inc.                                             1,076        25,738
Johnson & Johnson                                           13,334       751,104
King Pharmaceuticals, Inc.*                                  1,083        12,931
Lilly (Eli) & Co.                                            5,049       303,192
Manor Care, Inc.                                               401        12,014
McKesson Corp.                                               1,308        33,550
Medco Health Solutions*                                      1,214        37,513
Medimmune, Inc.*                                             1,112        26,354
Medtronic, Inc.                                              5,446       282,647
Merck & Co., Inc.                                            9,994       329,802
Millipore Corp.*                                               219        10,479
Mylan Laboratories, Inc.                                     1,200        21,600
Pfizer, Inc.                                                33,960     1,039,176
Quest Diagnostics, Inc.                                        465        41,022
Schering-Plough Corp.                                        6,610       125,987
St. Jude Medical, Inc.*                                        775        58,334
Stryker Corp.                                                1,792        86,159
Tenet Healthcare Corp.*                                      2,088        22,530
Thermo Electron Corp.*                                         744        20,103
UnitedHealth Group, Inc.                                     2,989       220,409
Waters Corp.*                                                  546        24,079
Watson Pharmaceuticals, Inc.*                                  485        14,288
Wellpoint Health Networks, Inc.                                697        73,248
Wyeth                                                        5,984       223,802
Zimmer Holdings, Inc.*                                       1,087        85,916
                                                                     -----------
                                                                       6,095,094
                                                                     -----------

INDUSTRIAL (11.1%)
3M Company                                                   3,521       281,574
Allied Waste Industries, Inc.*                               1,439        12,735
American Power Conversion                                      892        15,512
American Standard Cos., Inc.*                                  975        37,937
Apollo Group, Inc. Cl A*                                       847        62,144
Avery Dennison Corp.                                           496        32,627
Block (H. & R.), Inc.                                          742        36,670
Boeing Co.                                                   3,785       195,382
Burlington Northern Santa Fe                                 1,671        64,016
CSX Corp.                                                      962        31,938
Caterpillar, Inc.                                            1,560       125,502
Cendant Corp.                                                4,748       102,557
Cintas Corp.                                                   769        32,329
Cooper Industries, Ltd.*                                       414        24,426
Crane Co.                                                      267         7,722
Cummins Inc.                                                   192        14,187
Danaher Corp.                                                1,382        70,869
Deere & Co.                                                  1,094        70,618
Delta Air Lines, Inc.*                                         555         1,826
Deluxe Corp.                                                   227         9,312
Donnelley (R.R.) & Sons Co.                                    963        30,161
Dover Corp.                                                    913        35,488
Eaton Corp.                                                    683        43,309
Emerson Electric Co.                                         1,895       117,282
Equifax, Inc.                                                  625        16,475
FedEx Corp.                                                  1,341       114,910
Fisher Scientific Intl.*                                       522        30,448
Fluor Corp.                                                    369        16,428
General Dynamics Corp.                                         891        90,971
General Electric Co.                                        47,486     1,594,580
Goodrich Corporation                                           528        16,558
Grainger (W.W.), Inc.                                          410        23,636
Honeywell International, Inc.                                3,859       138,384
ITT Industries, Inc.                                           415        33,196
Illinois Tool Works, Inc.                                    1,384       128,947
Ingersoll Rand Co.*                                            788        53,560
Lockheed Martin Corp.                                        2,026       113,010
Masco Corp.                                                  1,967        67,921
Monster Worldwide, Inc.*                                       508        12,517
Navistar International Corp.*                                  310        11,529
Norfolk Southern Corp.                                       1,757        52,253
Northrop Grumman Corp.                                       1,612        85,968
PACCAR, Inc.                                                   786        54,328
Pall Corp.                                                     565        13,831
Parker Hannifin Corp.                                          533        31,372
Pitney Bowes, Inc.                                           1,050        46,305
Power One, Inc.*                                               374         2,424

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
INDUSTRIAL (Cont'd.)
Raytheon Co,                                                 1,990        75,580
Robert Half Intl., Inc.                                        769        19,817
Rockwell Automation, Inc.                                      840        32,508
Rockwell Collins                                               802        29,786
Ryder System, Inc.                                             292        13,736
Southwest Airlines Co.                                       3,547        48,310
Textron, Inc.                                                  619        39,783
Tyco International, Ltd.                                     8,986       275,511
Union Pacific Corp.                                          1,163        68,152
United Parcel Service Cl B                                   5,073       385,142
United Technologies Corp.                                    2,317       216,361
Waste Management, Inc.                                       2,592        70,865
                                                                     -----------
                                                                       5,481,227
                                                                     -----------
TECHNOLOGY (14.9%)
ADC Telecommunications, Inc.*                                3,624         6,559
Adobe Systems, Inc.                                          1,071        52,982
Advanced Micro Devices, Inc.*                                1,566        20,358
Affiliated Computer Svcs.*                                     610        33,959
Agilent Technologies, Inc.*                                  2,136        46,074
Altera Corp.*                                                1,702        33,308
Analog Devices, Inc.                                         1,679        65,112
Andrew Corp.*                                                  714         8,739
Apple Computer, Inc.*                                        1,745        67,619
Applied Materials, Inc.*                                     7,638       125,951
Applied Micro Circuits, Corp.*                               1,396         4,369
Autodesk, Inc.                                                 507        24,655
Automatic Data Processing, Inc.                              2,650       109,498
Avaya, Inc.*                                                 1,992        27,768
BMC Software, Inc.*                                          1,012        16,000
Broadcom Corp. Cl A*                                         1,449        39,543
Ciena Corp.*                                                 2,594         5,136
Cisco Systems, Inc.*                                        30,410       550,421
Citrix Systems, Inc.*                                          737        12,912
Computer Associates Intl., Inc.                              2,615        68,775
Computer Sciences Corp.*                                       843        39,705
Compuware Corp.*                                             1,727         8,894
Comverse Technology, Inc.*                                     866        16,307
Convergys Corp.*                                               644         8,649
Corning, Inc.*                                               6,268        69,449
Dell, Inc.*                                                 11,229       399,752
EMC Corp.*                                                  10,815       124,805
Electronic Arts, Inc.*                                       1,343        61,765
Electronic Data Systems Corp.                                2,283        44,267
First Data Corp.                                             3,856       167,736
Fiserv, Inc.*                                                  874        30,468
Gateway, Inc.*                                               1,682         8,326
Hewlett-Packard Co.                                         13,582       254,663
Intel Corp.                                                 28,852       578,771
Intl. Business Machines Corp.                                7,567       648,795
Intuit, Inc.*                                                  892        40,497
JDS Uniphase Corp.*                                          6,452        21,743
Jabil Circuit, Inc.*                                           899        20,677
KLA Tencor Corp.*                                              882        36,585
LSI Logic Corp.*                                             1,703         7,340
Lexmark Int'l, Inc.*                                           577        48,474
Linear Technology Corp.                                      1,403        50,845
Lucent Technologies*                                        19,382        61,441
Maxim Integrated Products, Inc.                              1,474        62,335
Mercury Interactive Corp.*                                     405        14,126
Micron Technology, Inc.*                                     2,738        32,938
Microsoft Corp.                                             48,900     1,352,085
Molex Inc., Cl A                                               855        25,496
Motorola, Inc.                                              10,626       191,693
NCR Corp.*                                                     425        21,076
NVIDIA Corporation*                                            729        10,585
National Semiconductor Corp.                                 1,600        24,784
Network Appliance, Inc.*                                     1,609        37,007
Novell, Inc.*                                                1,691        10,670
Novellus Systems, Inc.*                                        689        18,321
Oracle Corp.*                                               23,256       262,328
PMC Sierra, Inc.*                                              776         6,837
Parametric Technology Corp.*                                 1,197         6,320
Paychex, Inc.                                                1,696        51,134
Peoplesoft, Inc.*                                            1,635        32,455
PerkinElmer, Inc.                                              570         9,815
QLogic Corp.*                                                  426        12,614
Qualcomm, Inc.                                               7,321       285,812
Sabre Group Holdings, Inc.                                     629        15,429
Sanmina Corp.*                                               2,331        16,434
Scientific-Atlanta, Inc.                                       685        17,755
Siebel Systems, Inc.*                                        2,228        16,799
Solectron Corp.*                                             4,308        21,325
Sun Microsystems, Inc.*                                     14,934        60,333
Sungard Data Sys. Inc.*                                      1,291        30,687
Symantec Corp.*                                              1,398        76,722
Symbol Technologies, Inc.                                    1,039        13,133
Tektronix, Inc.                                                411        13,666
Tellabs, Inc.*                                               1,866        17,149
Teradyne, Inc.*                                                860        11,524
Texas Instruments, Inc.                                      7,784       165,644
Unisys Corp.*                                                1,491        15,387
Veritas Software Corp.*                                      1,921        34,194
Xerox Corp.*                                                 3,774        53,138
Xilinx, Inc.                                                 1,549        41,823

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
TECHNOLOGY (Cont'd.)
Yahoo!, Inc.*                                                6,119       207,495
                                                                     -----------
                                                                       7,366,760
                                                                     -----------
TELECOMMUNICATIONS (3.5%)
AT&T Corp.                                                   3,565        51,051
AT&T Wireless*                                              12,240       180,907
Alltel Corp.                                                 1,402        76,984
BellSouth Corp.                                              8,229       223,170
CenturyTel, Inc.                                               648        22,188
Citizens Communications Co.                                  1,491        19,964
Nextel Communications, Inc.*                                 5,008       119,391
Qwest Communications Intl.*                                  8,163        27,183
SBC Communications, Inc.                                    14,861       385,643
Sprint Corp. (FON Gp.)                                       6,533       131,499
Verizon Communications                                      12,408       488,627
                                                                     -----------
                                                                       1,726,607
                                                                     -----------
UTILITIES (2.7%)
AES Corp.*                                                   2,861        28,581
Allegheny Energy, Inc.*                                        570         9,097
Ameren Corp.                                                   857        39,551
American Electric Power, Inc.                                1,775        56,729
CINergy Corp.                                                  800        31,680
CMS Energy Corp.*                                              724         6,892
Calpine Corp.*                                               1,981         5,745
Centerpoint Energy, Inc.                                     1,375        14,245
Consolidated Edison, Inc.                                    1,075        45,193
Constellation Energy Group                                     752        29,960
DTE Energy Co.                                                 759        32,022
Dominion Resources, Inc.                                     1,458        95,135
Duke Energy Corp.                                            4,218        96,550
Dynergy, Inc.*                                               1,693         8,448
Edison International                                         1,464        38,811
Entergy Corp.                                                1,028        62,307
Exelon Corp.                                                 2,958       108,529
FPL Group, Inc.                                                828        56,569
FirstEnergy Corp.                                            1,482        60,881
Keyspan Corporation                                            715        28,028
NiSource, Inc.                                               1,179        24,771
Nicor, Inc.                                                    198         7,267
PG & E Corp.*                                                1,803        54,811
PPL Corporation                                                832        39,254
Peoples Energy Corp.                                           167         6,961
Pinnacle West Capital Corp.                                    410        17,015
Progress Energy, Inc.                                        1,101        46,616
Public Svc. Enterprise Group                                 1,061        45,199
Sempra Energy                                                1,021        36,950
Southern Co.                                                 3,290        98,634
TXU Corp.                                                    1,366        65,459
Teco Energy, Inc.                                              889        12,028
Xcel Energy, Inc.                                            1,792        31,037
                                                                     -----------
                                                                       1,340,954
                                                                     -----------

TOTAL COMMON STOCKS  (Cost: $50,564,229) 94.8%                        46,775,100
                                                                     -----------

----------
* Non income producing security.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                               Face
Short-Term Debt Securities:                                                          Rate(%)      Maturity    Amount($)     Value($)
---------------------------                                                          -------      --------    ---------     --------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                                                1.43        11/04/04     200,000       199,730
                                                                                                                         -----------

U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank                                                                1.50        10/01/04   1,009,000     1,009,000
Federal Home Loan Mtge. Corp.                                                         1.72        10/05/04   1,340,000     1,339,744
                                                                                                                         -----------
                                                                                                                           2,348,744
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost:  $2,548,474) 5.2%                                                                  2,548,474
                                                                                                                         -----------
TEMPORARY CASH INVESTMENTS ** (Cost:  $10,400) 0.0%(1)                                                                        10,400
                                                                                                                         -----------
TOTAL INVESTMENTS (Cost:  $53,123,103) 100.0%                                                                            $49,333,974
                                                                                                                         ===========

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(1)   Less than 0.05%

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

----------

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:
-------------------------------------------------------

                                                              Expiration           Underlying Face          Unrealized
                                                                 Date              Amount at Value          Gain(Loss)
                                                                 ----              ---------------          ----------
Purchased
10 S&P 500 Stock Index Futures Contracts                     December 2004            $2,787,250            ($19,000)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 5.6%

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Equity Index Fund are:

Unrealized Appreciation                    $ 5,268,906
Unrealized Depreciation                     (8,899,626)
                                           -----------
Net                                        ($3,630,720)
                                           ===========

Cost of Investments                        $53,281,512
                                           ===========

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
BASIC MATERIALS (4.5%)
Airgas, Inc.                                                 2,391        57,551
Albemarle Corp.                                              1,335        46,845
Arch Coal Inc.                                               1,761        62,498
Bowater, Inc.                                                1,786        68,207
Cabot Corp.                                                  1,990        76,754
Crompton Corp.                                               3,692        35,037
Cytec Industries, Inc.                                       1,262        61,775
FMC Corp.*                                                   1,172        56,924
Ferro Corp.                                                  1,350        29,444
Glatfelter                                                   1,411        17,482
IMC Global, Inc.*                                            3,733        64,917
Longview Fibre Co.                                           1,646        25,019
Lubrizol Corp.                                               2,093        72,418
Lyondell Petrochemical Co.                                   5,733       128,763
Martin Marietta Materials, Inc                               1,554        70,350
Minerals Technologies, Inc.                                    657        38,671
Olin Corp.                                                   2,227        44,540
Packaging Corp of America                                    3,423        83,761
Peabody Energy Corp.                                         2,061       122,630
Potlatch Corp.                                                 950        44,470
RPM International Inc.                                       3,732        65,870
Scotts Co. Cl A*                                             1,044        66,973
Sensient Technologies Corp.                                  1,504        32,547
Sonoco Products Co.                                          3,146        83,180
Valspar Corp.                                                1,635        76,322
                                                                     -----------
                                                                       1,532,948
                                                                     -----------
CONSUMER, CYCLICAL (16.8%)
Cheesecake Factory, Inc.*                                    1,666        72,304
99 Cent Only Stores*                                         2,232        31,761
Abercrombie & Fitch Co. Cl A                                 3,036        95,634
Aeropostale, Inc.*                                           1,803        47,239
American Eagle Outfitters                                    2,294        84,534
American Greetings Corp. Cl A                                2,197        55,189
Ann Taylor Stores Corp.*                                     2,292        53,633
Applebees Intl., Inc.                                        2,655        67,118
Arvin Meritor, Inc.                                          2,234        41,888
Bandag, Inc.                                                   622        27,244
Barnes & Noble, Inc.*                                        2,251        83,287
Belo Corporation                                             3,691        83,195
Blyth, Inc.                                                  1,305        40,325
Bob Evans Farms, Inc.                                        1,117        30,338
Borders Group, Inc.                                          2,452        60,810
Borg-Warner, Inc.                                            1,795        77,706
Boyd Gaming Corp.                                            2,774        78,088
Brinker International, Inc.*                                 2,906        90,522
CBRL Group, Inc.                                             1,570        56,646
Caesars Entertainment, Inc.*                                 9,947       166,115
Callaway Golf Co.                                            2,415        25,527
CarMax, Inc.*                                                3,344        72,063
Catalina Marketing Corp.                                     1,680        38,774
Chico's FAS, Inc.*                                           2,873        98,257
Claire's Stores, Inc.                                        3,188        79,828
D.R. Horton, Inc.                                            7,500       248,325
Dollar Tree Stores*                                          3,664        98,745
Emmis Communications Cl A*                                   1,784        32,219
Entercom Communications*                                     1,601        52,289
Furniture Brands Intl., Inc.                                 1,757        44,066
GTECH Holdings Corp.                                         3,808        96,419
Gentex Corp.                                                 2,483        87,228
Harman Intl. Industries, Inc.                                2,124       228,861
Harte-Hanks, Inc.                                            2,759        69,003
Hovanian Enterprises, Inc.*                                  1,958        78,516
International Speedway Corp.                                 1,715        85,579
Krispy Kreme Doughnuts Inc*                                  1,967        24,902
Lear Corp.                                                   2,206       120,117
Lee Enterprises                                              1,449        67,147
Lennar Corp.                                                 5,013       238,619
Mandalay Resort Group                                        2,174       149,245
Media General Inc. Cl A                                        758        42,410
Michaels Stores, Inc.                                        2,186       129,433
Modine Manufacturing Co.                                     1,106        33,302
Mohawk Industries, Inc.*                                     2,148       170,530
Neiman-Marcus Group, Inc.                                    1,577        90,678
O'Reilly Automotive, Inc.*                                   1,770        67,773
Outback Steakhouse, Inc.                                     2,366        98,260
Pacific Sunwear of Calif*                                    2,381        50,120
Payless Shoesource, Inc.*                                    2,194        22,225

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
CONSUMER, CYCLICAL (Cont'd.)
PetSmart, Inc.                                               4,657       132,212
Pier 1 Imports, Inc.                                         2,807        50,751
Reader's Digest Assn                                         3,193        46,586
Regis Corporation                                            1,428        57,434
Rent-A-Center, Inc.*                                         2,540        65,684
Ross Stores, Inc.                                            4,736       111,012
Ruby Tuesday Inc.                                            2,108        58,750
Ryland Group, Inc.                                             776        71,904
Saks Incorporated                                            4,556        54,900
Scholastic Corp.*                                            1,270        39,230
Six Flags, Inc.*                                             2,985        16,238
Superior Industries Intl                                       862        25,817
Thor Industries Inc.                                         1,840        48,705
Timberland Company Cl A*                                     1,124        63,843
Toll Brothers, Inc.*                                         2,395       110,960
Tupperware Corp.                                             1,870        31,753
Urban Outfitters, Inc.*                                      2,600        89,440
Valassis Communication, Inc.*                                1,678        49,635
Washington Post Co. Cl B                                       307       282,440
Westwood One, Inc.*                                          3,123        61,742
Williams-Sonoma, Inc.*                                       3,747       140,700
                                                                     -----------
                                                                       5,693,772
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.2%)
BJ's Wholesale Club, Inc.*                                   2,249        61,488
Church & Dwight                                              1,980        55,559
Constellation Brands Inc. Cl A                               3,443       131,041
Dean Foods Co*                                               5,063       151,991
Energizer Holdings Inc.*                                     2,504       115,434
Hormel Foods Corp.                                           4,470       119,707
J.M. Smucker Co.                                             1,893        84,068
Lancaster Colony Corp.                                       1,153        48,616
PepsiAmericas Inc.                                           4,421        84,441
Ruddick Corp.                                                1,494        29,342
Smithfield Foods, Inc.*                                      3,568        89,200
Tootsie Roll Inds., Inc.                                     1,679        49,060
Tyson Foods, Inc.                                           11,335       181,587
Universal Corp.                                                810        36,158
Whole Foods Market, Inc.                                     1,992       170,894
                                                                     -----------
                                                                       1,408,586
                                                                     -----------
ENERGY (7.7%)
Cooper Cameron Corp.*                                        1,764        96,738
ENSCO International, Inc.                                    4,866       158,972
FMC Technologies Inc.*                                       2,166        72,344
Forest Oil Corp.*                                            1,892        56,987
Grant Prideco, Inc.*                                         3,938        80,690
Hanover Compressor Co.*                                      2,504        33,679
Helmerich & Payne, Inc.                                      1,618        46,420
Murphy Oil Corp.                                             2,961       256,926
National-Oilwell Inc.*                                       2,765        90,858
NewField Exploration Company*                                2,001       122,541
Noble Energy, Inc.                                           1,871       108,967
Overseas Shipholding Group                                   1,265        62,795
Patterson UTI Energy, Inc.                                   5,359       102,196
Pioneer Natural Resources Co.                                4,681       161,401
Plains Exploration & Power*                                  2,482        59,221
Pogo Producing Co.                                           2,057        97,605
Pride International, Inc.*                                   4,372        86,522
Smith International, Inc.*                                   3,364       204,296
Tidewater, Inc.                                              1,953        63,570
Varco International, Inc.*                                   3,126        83,839
Weatherford International Ltd.                               4,271       217,906
Western Gas Resources                                        2,366        67,644
XTO Energy, Inc.                                             8,315       270,071
                                                                     -----------
                                                                       2,602,188
                                                                     -----------
FINANCIAL (17.6%)
AMB Property Corp.                                           2,662        98,547
Allmerica Financial Corp.*                                   1,709        45,938
AmerUs Group Co.                                             1,263        51,783
American Financial Group                                     2,353        70,331
Americredit Corp.*                                           5,063       105,715
Associated Banc-Corp                                         3,543       113,624
Astoria Financial Corp.                                      2,457        87,199
Bank of Hawaii Corp                                          1,689        79,805
Banknorth Group, Inc.                                        5,552       194,320
Berkley (W.R.) Corp.                                         2,688       113,326

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
FINANCIAL (Cont'd.)
Brown & Brown Inc.                                           2,213       101,134
City National Corp.                                          1,578       102,491
Colonial BancGroup, Inc.                                     4,300        87,935
Commerce Bancorp, Inc. NJ                                    2,511       138,607
Compass Bancshares Inc.                                      3,946       172,914
Cullen/Frost Bankers, Inc.                                   1,669        77,558
Developers Diversified Realty*                               3,270       128,021
Eaton Vance Corp.                                            2,180        88,050
Edwards (A.G.), Inc.                                         2,544        88,073
Everest RE Group*                                            1,788       132,902
Fidelity Natl Finl Inc.                                      5,577       212,484
First American Corp.                                         2,845        87,711
Firstmerit Corp.                                             2,732        71,865
GATX Corp.                                                   1,585        42,256
Gallagher (Arthur J.) & Co.                                  2,950        97,734
Greater Bay Bancorp                                          1,655        47,581
Greenpoint Financial Corp.                                   4,248       197,150
HCC Insurance Holdings Inc.                                  2,079        62,682
Hibernia Corp. Cl A                                          5,002       132,103
Highwoods Properties, Inc.                                   1,712        42,132
Horace Mann Educators Corp.                                  1,377        24,208
Hospitality Properties Trust                                 2,146        91,184
Independence Community Bank Cp                               2,696       105,279
Indymac Bancorp, Inc.                                        1,967        71,205
Investors Financial Services                                 2,125        95,901
Jefferies Group                                              1,819        62,701
Labranche & Co.*                                             1,927        16,283
Legg Mason, Inc.                                             3,209       170,917
Leucadia National                                            2,284       129,389
Liberty Property Trust                                       2,729       108,723
Mack-Cali Realty Corp.                                       1,937        85,809
Mercantile Bankshares Corp.                                  2,546       122,106
MoneyGram International, Inc.                                2,844        48,576
New Plan Excel Realty Trust                                  3,284        82,100
New York Community Bancorp, In                               8,520       175,001
Ohio Casualty Corp.*                                         1,964        41,107
Old Republic Intl. Corp.                                     5,865       146,801
PMI Group, Inc.                                              3,083       125,108
Protective Life Corp.                                        2,221        87,308
Radian Group, Inc.                                           2,979       137,719
Raymond James Financial, Inc.                                2,362        56,971
Rayonier, Inc.                                               1,596        72,203
SEI Investments                                              3,310       111,481
Silicon Valley Bancshares*                                   1,145        42,560
StanCorp Financial Group, Inc.                                 912        64,934
TCF Financial                                                4,481       135,729
United Dominion Realty Tr, Inc                               4,121        81,719
Unitrin Inc.                                                 2,187        90,914
Waddell & Reed Financial, Inc.                               2,655        58,410
Washington Federal Inc.                                      2,528        63,579
Webster Financial Corp.                                      1,711        84,506
Westamerica Bancorp                                          1,023        56,152
Wilmington Trust Corp.                                       2,127        77,019
                                                                     -----------
                                                                       5,995,573
                                                                     -----------
HEALTHCARE (9.0%)
Apria Healthcare Group, Inc.*                                1,608        43,818
Barr Pharmaceuticals, Inc.*                                  3,363       139,329
Beckman Coulter, Inc.                                        1,968       110,444
Cephalon, Inc.*                                              1,820        87,178
Charles River Laboratories Inc                               1,475        67,555
Community Health Systems Inc.*                               2,785        74,304
Covance, Inc.*                                               2,022        80,819
Coventry Health Care*                                        2,857       152,478
Cytyc Corp.*                                                 3,562        86,022
Dentsply International, Inc.                                 2,596       134,836
Edwards Lifesciences Corp.*                                  1,910        63,985
First Health Group Corp.*                                    2,951        47,482
Health Net, Inc.*                                            3,595        88,868
Henry Schein, Inc.*                                          1,407        87,670
Hillenbrand Industries, Inc.                                 1,998       100,959
Inamed Corp.*                                                1,160        55,297
Ivax Corp.*                                                  8,033       153,832
Lifepoint Hospitals Inc.*                                    1,243        37,302
Lincare Holdings, Inc.*                                      3,205        95,221
Millennium Pharmaceuticals Inc                               9,797       134,317
Omnicare, Inc.                                               3,347        94,921

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
HEALTHCARE (Cont'd.)
Pacificare Health Systems,Inc                                2,776       101,879
Par Pharmaceutical Cos Inc*                                  1,097        39,415
Patterson Cos Inc.*                                          2,199       168,355
Perrigo Co.                                                  2,260        46,443
Protein Design*                                              3,055        59,817
Renal Care Group, Inc.*                                      2,152        69,359
Sepracor, Inc.*                                              2,813       137,218
Steris Corp.*                                                2,219        48,685
Triad Hospitals, Inc.*                                       2,451        84,412
Universal Health Services Cl B                               1,869        81,302
VISX, Inc.*                                                  1,589        32,733
Valeant Pharmaceuticals                                      2,700        65,124
Varian Medical Systems, Inc.*                                4,362       150,794
Vertex Pharmaceutical*                                       2,569        26,975
                                                                     -----------
                                                                       3,049,148
                                                                     -----------
INDUSTRIAL (12.3%)
ADESA, Inc.*                                                 3,064        50,342
AGCO Corp.*                                                  2,906        65,734
AirTran Holdings, Inc.*                                      2,747        27,360
Alaska Air Group, Inc.*                                        861        21,336
Alexander & Baldwin, Inc.                                    1,370        46,498
Alliant TechSystems Inc.*                                    1,199        72,540
Ametek, Inc.                                                 2,190        66,401
Banta Corp.                                                    802        31,880
C.H. Robinson Worldwide, Inc.                                2,753       127,712
CNF Transportation, Inc.                                     1,626        66,650
Career Education Corp.*                                      3,287        93,449
Carlisle Companies, Inc.                                       995        63,610
ChoicePoint, Inc.*                                           2,849       121,510
Copart Inc.*                                                 2,900        54,897
Corinthian Colleges, Inc.*                                   2,892        38,984
DeVry, Inc.*                                                 2,259        46,784
Donaldson Company, Inc.                                      2,792        79,265
Dun & Bradstreet*                                            2,259       132,603
Dycom Industries, Inc.*                                      1,555        44,146
Education Management Corp.*                                  2,351        62,631
Expeditors Int'l Wash., Inc.                                 3,384       174,953
Fastenal Co.                                                 2,446       140,890
Federal Signal Corp.                                         1,547        28,743
Flowserve Corporation*                                       1,775        42,920
Foot Locker Inc                                              4,999       118,476
Graco, Inc.                                                  2,237        74,940
Granite Construction                                         1,339        32,002
HON Industries, Inc.                                         1,846        73,065
Harsco Corp.                                                 1,317        59,133
Hubbell, Inc. Cl B                                           1,952        87,508
ITT Educational Services, Inc.                               1,472        53,066
Invitrogen Corp.*                                            1,690        92,933
J.B. Hunt Transport Svcs., Inc                               2,585        96,007
Jacobs Engineering Group, Inc.                               1,803        69,037
JetBlue Airways Corp*                                        3,319        69,433
Kelly Services, Inc.                                         1,121        29,942
Kennametal, Inc.                                             1,169        52,780
Korn/Ferry International*                                    1,244        22,678
L-3 Communications Hldgs., Inc                               3,416       228,872
Laureate Education, Inc.*                                    1,455        54,155
Manpower, Inc.                                               2,896       128,843
Miller (Herman), Inc.                                        2,288        56,399
Nordson Corp.                                                1,149        39,445
Pentair, Inc.                                                3,232       112,829
Precision Castparts Corp.                                    2,083       125,084
Quanta Services, Inc.*                                       3,758        22,736
Republic Services, Inc.                                      4,875       145,080
Rollins, Inc.                                                1,454        35,318
SPX, Inc.                                                    2,432        86,093
Sequa Corp. Cl A*                                              336        17,543
Sotheby's Holdings*                                          2,024        31,817
Stericycle Inc.*                                             1,451        66,601
Swift Transportation Co., Inc.                               2,567        43,177
Tecumseh Products Co. Cl A                                     596        24,955
Teleflex, Inc.                                               1,279        54,358
The Brink's Company                                          1,829        55,181
Thomas & Betts Corp.                                         1,894        50,797
Trinity Industries                                           1,510        47,067
United Rentals*                                              2,483        39,455
Werner Enterprises Inc.                                      2,564        49,511

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
INDUSTRIAL (Cont'd.)
York International Corp.                                     1,332        42,078
                                                                     -----------
                                                                       4,190,232
                                                                     -----------
TECHNOLOGY (13.0%)
3Com Corp.*                                                 12,638        53,332
Activision, Inc.*                                            4,447        61,680
Acxiom Corp.                                                 2,781        66,021
Adtran, Inc.                                                 2,550        57,834
Advanced Fibre Communication*                                2,836        45,092
Advent Software, Inc.*                                       1,057        17,789
Alliance Data Systems*                                       2,596       105,294
Arrow Electronics, Inc.*                                     3,714        83,862
Ascential Software Corp.*                                    1,884        25,377
Atmel Corp.*                                                15,273        55,288
Avnet, Inc.*                                                 3,873        66,306
Avocent Corp.*                                               1,581        41,153
BISYS Group, Inc.*                                           3,880        56,687
CDW Corp.                                                    2,683       155,694
CSG Systems Intl., Inc.*                                     1,687        25,997
Cabot MicroElectronics Corp.*                                  799        28,964
Cadence Design Systems, Inc.*                                8,647       112,757
Ceridian Corp.*                                              4,789        88,165
Certegy Inc.                                                 2,050        76,281
CheckFree Corp.*                                             2,785        77,061
Cognizant Tech Solutions*                                    4,219       128,722
CommScope, Inc.*                                             1,745        37,692
Credence Systems Corp.*                                      3,061        22,039
Cree, Inc.*                                                  2,354        71,868
Cypress Semiconductor Corp.*                                 4,024        35,572
DST Systems, Inc.*                                           2,698       119,980
Diebold, Inc.                                                2,302       107,503
Fair Isaac Corporation                                       2,272        66,342
Fairchild Semiconductor Intl.*                               3,842        54,441
Gartner, Inc.*                                               3,470        40,564
Harris Corp.                                                 2,130       117,022
Henry (Jack) & Associates                                    2,889        54,227
Imation Corp.                                                1,139        40,537
Integrated Circuit Systems Inc.                              2,330        50,095
Integrated Device Tech., Inc.*                               3,418        32,574
International Rectifier*                                     2,120        72,716
Intersil Corp. Cl A                                          4,837        77,053
Keane, Inc.*                                                 1,984        30,454
Kemet Corp.*                                                 2,786        22,539
LTX Corp.*                                                   1,966        10,636
Lam Research Corp.*                                          4,319        94,500
Lattice Semiconductor Corp.*                                 3,635        17,848
MPS Group Inc.*                                              3,387        28,485
Macromedia Inc.*                                             2,227        44,718
Macrovision Corp.*                                           1,577        37,974
McAfee, Inc.*                                                5,017       100,842
McData Corporation Cl A*                                     3,813        19,179
Mentor Graphics Corp.*                                       2,303        25,252
Micrel, Inc.*                                                2,939        30,595
Microchip Technology, Inc.                                   6,611       177,439
National Instruments Corp.                                   2,523        76,371
Newport Corp.*                                               1,357        15,565
Plantronics, Inc.                                            1,536        66,417
Plexus Corp.*                                                1,385        15,290
Polycom, Inc.*                                               3,192        63,265
Powerwave Technologies, Inc.*                                3,364        20,722
Quantum Corp.*                                               5,841        13,493
RF Micro Devices*                                            6,010        38,103
RSA Security, Inc.*                                          2,044        39,449
Retek, Inc.*                                                 1,798         8,199
Reynolds & Reynolds Co.                                      2,075        51,190
Sandisk Corp.*                                               5,204       151,540
Semtech Corp.*                                               2,387        45,759
Silicon Laboratories, Inc.*                                  1,652        54,665
Storage Technology Corp.*                                    3,569        90,153
Sybase, Inc.*                                                3,052        42,087
Synopsys, Inc.*                                              4,999        79,134
Tech Data Corp.*                                             1,868        72,010
Titan Corp.*                                                 2,704        37,774
Transaction Systems Architects                               1,198        22,264
Triquint Semiconductor, Inc.*                                4,409        17,194
Utstarcom, Inc.*                                             3,667        59,074
Varian, Inc.*                                                1,122        42,489

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
TECHNOLOGY (Cont'd.)
Vishay Intertechnology, Inc.*                                5,333        68,795
Wind River Systems*                                          2,635        32,146
Zebra Technologies Cl A*                                     2,296       140,078
                                                                     -----------
                                                                       4,433,268
                                                                     -----------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                       7,875        27,484
Telephone & Data Systems, Inc.                               1,851       155,799
                                                                     -----------
                                                                         183,283
                                                                     -----------
UTILITIES (6.6%)
AGL Resources, Inc.                                          2,082        64,063
Alliant Energy Corp.                                         3,636        90,464
Amphenol Corp. CL A*                                         2,820        96,613
Aqua America, Inc.                                           2,979        65,866
Aquila, Inc.*                                                7,581        23,653
Black Hills Corp.                                            1,037        28,808
DPL, Inc.                                                    4,077        83,905
Duquesne Light Holdings, Inc.                                2,455        44,092
Energy East Corporation                                      4,707       118,522
Equitable Resources, Inc.                                    1,986       107,860
Great Plains Energy, Inc.                                    2,392        69,727
Hawaiian Electric Inds                                       2,590        68,739
IdaCorp, Inc.                                                1,230        35,744
MDU Resources Group                                          3,763        99,080
NSTAR                                                        1,709        83,912
National Fuel Gas Co.                                        2,636        74,678
Northeast Utilities                                          4,125        79,984
OGE Energy Corp.                                             2,824        71,250
Oneok, Inc.                                                  3,295        85,736
PNM Resources, Inc.                                          1,946        43,793
Pepco Holdings, Inc.                                         5,969       118,783
Puget Energy, Inc.                                           3,197        72,572
Questar Corp.                                                2,700       123,714
SCANA Corp.                                                  3,569       133,266
Sierra Pacific Resources*                                    3,777        33,804
Vectren Corporation                                          2,443        61,515
WGL Holdings, Inc.                                           1,568        44,312
WPS Resources                                                1,196        53,808
Westar Energy, Inc.                                          2,756        55,671
Wisconsin Energy Corp.                                       3,777       120,486
                                                                     -----------
                                                                       2,254,420
                                                                     -----------

TOTAL COMMON STOCKS  (Cost: $29,589,539) 92.2%                        31,343,418
                                                                     -----------

----------

* Non income producing security.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                        Face
Short-Term Debt Securities:                                                  Rate(%)      Maturity    Amount($)    Value($)
                                                                             -------      --------    ---------    --------
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (a)                                                        1.43        11/04/04     200,000       199,730
                                                                                                                 -----------
U.S. GOVERNMENT AGENCIES (7.2%)
Federal Home Loan Bank                                                        1.50        10/01/04   2,460,000     2,460,000
                                                                                                                 -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,659,730) 7.8%                                                           2,659,730
                                                                                                                 -----------
TEMPORARY CASH INVESTMENTS ** (Cost: $10,500) 0.0%(1)                                                                 10,500
                                                                                                                 -----------
TOTAL INVESTMENTS (Cost:  $32,259,769) 100.0%                                                                    $34,013,648
                                                                                                                 ===========

----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(1)   Less than 0.05%

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:
-------------------------------------------------------

                                                                    Expiration           Underlying Face       Unrealized
                                                                       Date              Amount at Value       Gain(Loss)
                                                                       ----              ---------------       ----------
Purchased
9 S&P MidCap 400 Stock Index Futures Contracts                     December 2004           $2,673,450           $13,275

Face value of futures purchased and oustanding as a percentage of total investments in securities: 7.9%

----------

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation                       $ 6,957,930
Unrealized Depreciation                        (5,171,499)
                                              -----------
Net                                           $ 1,786,431
                                              ===========

Cost of Investments                           $32,292,321
                                              ===========

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
BASIC MATERIALS (6.6%)
A. Schulman, Inc.                                            4,100        90,364
Cleveland-Cliffs, Inc.*                                        730        59,035
Commercial Metals Co.                                        1,920        76,262
Cytec Industries, Inc.                                       1,830        89,579
FMC Corp.*                                                   1,830        88,883
Georgia Gulf Corp.                                           4,010       178,806
Graftech International, Ltd.*                               11,810       164,750
Lone Star Technologies, Inc.*                                1,660        62,748
Longview Fibre Co.                                           4,680        71,136
Lubrizol Corp.                                               1,900        65,740
Steel Dynamics, Inc.                                         1,470        56,771
                                                                     -----------
                                                                       1,004,074
                                                                     -----------
CONSUMER, CYCLICAL (17.6%)
Aaron Rents, Inc.                                            5,160       112,282
American Eagle Outfitters                                    3,580       131,923
Boyd Gaming Corp.                                            3,600       101,340
Brookstone, Inc.*                                            4,625        87,366
Buffalo Wild Wings, Inc.*                                    3,100        86,924
CSK Auto Corp*                                               5,350        71,262
Cache, Inc.*                                                 6,340        95,100
Collins & Aikman Corp*                                       8,410        35,154
Crown Holdings, Inc.*                                       20,950       215,995
Deckers Outdoor Corp*                                        3,580       121,720
Dick's Sporting Goods, Inc.*                                 2,430        86,557
Fossil, Inc.*                                                4,030       124,688
Guitar Center, Inc.*                                         2,552       110,502
Gymboree Corp.*                                              6,989       100,642
Hibbett Sporting Goods, Inc.*                                4,890       100,196
Jacuzzi Brands, Inc.*                                       14,320       133,176
Landry's Restaurant, Inc.                                    5,966       162,812
Lithia Motors, Inc. Cl A                                     1,240        26,362
P.F. Changs China Bistro, Inc.*                              2,000        96,980
Pinnacle Entertainment, Inc.*                                5,590        77,142
Quiksilver, Inc.*                                            4,920       125,066
Red Robin Gourmet Burgers*                                   3,327       145,290
Shopko Stores, Inc.*                                         5,880       102,371
Sunterra Corporation*                                        5,490        52,320
The Steak N Shake Company*                                   4,068        69,481
The Warnaco Group, Inc.*                                     4,470        99,368
                                                                     -----------
                                                                       2,672,019
                                                                     -----------
CONSUMER, NON-CYCLICAL (3.9%)
Cabela's, Inc. Cl A*                                            70         1,670
Chiquita Brands Intl., Inc.*                                 6,080       105,853
Conmed Corp.*                                                1,200        31,560
Jarden Corp*                                                 3,547       129,430
Longs Drug Stores Corp.                                      3,850        93,170
Phase Forward, Inc.*                                         4,940        40,804
Ralcorp Holdings, Inc.                                       2,660        96,026
Walter Industries, Inc.                                      5,840        93,557
                                                                     -----------
                                                                         592,070
                                                                     -----------
ENERGY (6.6%)
Brigham Exploration Company*                                 8,090        76,046
Denbury Resources, Inc.*                                     2,438        61,925
FMC Technologies, Inc.*                                      2,440        81,496
Grey Wolf, Inc.*                                             5,230        25,575
KFX, Inc.*                                                   5,950        45,875
Maverick Tube Corp.*                                         1,640        50,528
Patina Oil & Gas Corp.                                       1,110        32,823
Plains Exploration & Power*                                  3,940        94,008
Range Resources Corp                                         9,970       174,375
Southern Union Co.*                                          3,857        79,069
Stone Energy Corp.*                                          1,050        45,948
Ultra Petroleum Corp.*                                         735        36,052
Unisource Energy Corp.                                       3,560        86,686
Western Gas Resources                                        2,680        76,621
Whiting Petroleum Corp.*                                     1,340        40,736
                                                                     -----------
                                                                       1,007,763
                                                                     -----------
FINANCIAL (19.2%)
Accredited Home Lenders*                                     1,890        72,803
Alabama National Bancorp                                     2,060       123,332
American Home Mortgage Inv                                   4,120       115,154
Amli Residential Properties                                  3,050        93,178
Argonaut Group, Inc.*                                        2,560        47,795
Assured Guaranty Co.*                                        3,470        57,810
BankAtlantic Bancorp, Inc. Cl A                              6,750       123,660
Banner Corporation                                           2,010        59,094

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
FINANCIAL (Cont'd.)
Brookline Bankcorp                                           7,010       109,847
Capital Automotive REIT                                      2,690        84,116
Carramerica Realty Corp.                                     1,610        52,647
Choice Hotels Intl., Inc.                                    1,780       102,510
Columbia Banking System                                      2,735        65,066
Direct General Corp.                                         3,380        97,750
Equity Inns, Inc.                                            9,470        93,564
First Niagara Financial Grp                                  7,200        96,336
First State Bank Corporation                                 1,820        57,385
Highwoods Properties, Inc.                                   3,300        81,213
Innkeepers USA Trust                                         8,220       102,257
KNBT Bancorp, Inc.                                           4,230        71,233
LandAmerica Financial Group                                  2,570       116,935
Luminent Mortgage Capital, Inc.                              4,280        54,270
MAF Bancorp                                                  2,460       106,100
Medical Properties of America*                               5,740        57,400
Mid-America Apt. Communities                                 2,920       113,734
Pennsylvania REIT                                            2,380        92,011
PrivateBancorp, Inc.                                         5,106       137,658
Provident Financial Services                                 6,080       104,880
Santander Bancorp                                            2,343        58,574
Selective Insurance Group                                      520        19,343
Sterling Financial Corp.*                                    3,455       121,753
Stewart Information Services                                 2,270        89,437
Sws Group, Inc.                                              2,780        44,701
Texas Regional Bancshares                                    2,947        91,621
                                                                     -----------
                                                                       2,915,167
                                                                     -----------
HEALTHCARE (5.6%)
Able Laboratories, Inc.*                                     2,280        43,685
Advanced Medical Optics, Inc.*                               1,880        74,392
Amylin Pharmaceuticals, Inc.*                                1,630        33,448
Atherogenics*                                                  910        29,985
Auxilium Pharmaceuticals, Inc.                               5,760        49,133
Bioenvision, Inc.*                                           4,920        39,311
Caliper Life Sciences, Inc.*                                11,950        84,009
Cubist Pharmaceuticals, Inc.*                                3,623        35,795
Dendreon Corp.*                                              3,771        31,714
GTC Biotherapeutics*                                        14,633        25,754
ISTA Pharmaceuticals, Inc.*                                  3,290        40,105
Immunicon Corp.*                                             5,510        55,100
Kensey Nash Corp.*                                           1,250        32,738
Rigel Pharmaceuticals, Inc.*                                 1,330        33,649
Telik, Inc.*                                                 3,302        73,635
Transkarayotic Therapies, Inc.                               1,880        33,332
Ventana Medical Systems, Inc.*                               1,550        78,182
Wright Medical Group, Inc.*                                  2,670        67,070
                                                                     -----------
                                                                         861,037
                                                                     -----------
INDUSTRIAL (19.9%)
American Italian Pasta Co.                                   2,990        78,189
Apogee Enterprises, Inc.                                     8,510       110,034
Applied Industrial Tech, Inc.                                3,510       125,447
Audiovox Corp. Cl A*                                         2,510        42,268
Aviall, Inc.*                                                4,980       101,592
Benchmark Electronics*                                       1,860        55,428
Champion Enterprises, Inc.*                                 13,680       140,767
Ciber, Inc.*                                                16,430       123,554
Digital River, Inc.*                                         2,910        86,660
Dycom Industries, Inc.*                                      3,850       109,302
Engineered Support Systems                                   2,510       114,556
Esterline Technologies*                                      3,300       100,947
General Cable Corp.*                                        15,420       164,069
Kerzner International, Ltd.*                                 1,910        83,983
Kirby Corp.*                                                 3,313       133,017
Landstar System, Inc.*                                       1,690        99,169
Laureate Education, Inc.*                                    2,210        82,256
Mine Safety Appliances Co.                                   2,170        88,362
Molecular Devices Corp.*                                     1,610        37,948
Mykrolis Corp.*                                              5,233        52,696
Northwest Airlines Corp.*                                    8,670        71,181
Penn National Gaming, Inc.*                                  2,050        82,820
Precision Castparts Corp.                                    1,560        93,678
RailAmerica, Inc.*                                          12,320       136,136
Siligan Holdings, Inc.                                       2,630       121,769
Spherion Corp.*                                             10,180        79,608
TTM Technologies*                                            8,747        77,761
Trinity Industries                                           3,490       108,783

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

COMMON STOCKS:                                              Shares      Value($)
                                                            ------      -------
INDUSTRIAL (Cont'd.)
Triumph Group, Inc.*                                         1,590        53,790
UTI Worldwide, Inc.*                                         2,594       152,553
Universal Forest Products                                    2,580        88,236
Us Home Systems, Inc.*                                       3,000        20,820
                                                                     -----------
                                                                       3,017,379
                                                                     -----------
TECHNOLOGY (12.8%)
ASE Test Limited*                                            7,647        40,147
Aeroflex, Inc.*                                              3,530        37,312
Andrew Corp.*                                                4,850        59,364
Angiotech Pharmaceuticals*                                   1,640        33,243
Anixter International, Inc.                                  2,240        78,602
Ask Jeeves, Inc.*                                            1,910        62,476
CSG Systems Intl., Inc.*                                     5,590        86,142
Callwave, Inc.*                                              1,980        18,909
Cypress Semiconductor Corp.*                                13,560       119,870
DRS Technologies Inc*                                        2,490        93,226
Embarcardero Technologies, Inc.                             12,006       101,571
Hyperion Solutions, Corp.*                                   2,280        77,497
Informatica Corp.*                                           4,580        26,793
Integrated Device Tech., Inc.*                               6,710        63,946
Integrated Silicon Solution*                                 5,900        42,893
Lecroy Corp.*                                                4,820        80,542
Lionbridge Technologies, Inc.*                              11,180        96,036
Micrel, Inc.*                                                8,950        93,170
On Semiconductor*                                           17,890        55,996
PalmSource, Inc.*                                            3,560        73,834
Skyworks Solutions, Inc.*                                   12,250       116,375
Varian, Inc.*                                                2,460        93,160
Viasat Inc.*                                                 4,010        80,601
Websense, Inc.*                                              2,020        84,173
Western Digital Corp.*                                       5,750        50,543
Xenogen Corporation*                                         4,940        30,628
Zoran Corp.*                                                 3,310        52,033
aQuantive, Inc.*                                             9,400        90,710
                                                                     -----------
                                                                       1,939,792
                                                                     -----------

TELECOMMUNICATIONS (0.4%)
CT Communications, Inc.                                      2,150        29,649
Ivillage, Inc.*                                              4,440        26,640
                                                                     -----------
                                                                          56,289
                                                                     -----------
UTILITIES (4.0%)
Avista Corp.                                                 2,110        38,191
Energen Corp.                                                2,150       110,833
Integrated Electrical Svcs.*                                 8,620        41,462
PNM Resources, Inc.                                          5,095       114,688
Southwestern Energy Co.*                                     4,926       206,843
Westar Energy, Inc.                                          4,410        89,082
                                                                     -----------
                                                                         601,099
                                                                     -----------

TOTAL EQUITY SECURITIES (Cost: $13,944,835) 96.6%                     14,666,689
                                                                     -----------

----------

* Non income producing security.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                              Face
Short-Term Debt Securities:                                                Maturity          Amount($)        Value($)
                                                                           --------          ---------        --------
COMMERCIAL PAPER (2.3%)
Anheuser-Busch Cos., Inc.                                                  10/01/04            351,000          351,000
                                                                                                            -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $351,000) 2.3%                                                          351,000
                                                                                                            -----------
TEMPORARY CASH INVESTMENTS ** (Cost: $171,700) 1.1%                                                             171,700
                                                                                                            -----------
TOTAL INVESTMENTS (Cost: $14,467,535) 100.0%                                                                $15,189,389
                                                                                                            ===========

----------

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

----------

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Aggressive Equity Index Fund are:

Unrealized Appreciation                    $ 1,726,470
Unrealized Depreciation                       (965,670)
                                           -----------
Net                                        $   760,800
                                           ===========

Cost of Investments                        $14,506,481
                                           ===========

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Long-Term Debt Securities:                                        Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
U.S. GOVERNMENT (4.9%)
U.S. Treasury Note                                                  AAA           4.63      05/15/06        500,000          517,285
U.S. Treasury Note                                                  AAA           3.00      11/15/07        700,000          702,051
U.S. Treasury Strip                                                 AAA           0.00      02/15/17      2,500,000        1,395,235
                                                                                                                         -----------
                                                                                                                           2,614,571
                                                                                                                         -----------
U.S. GOVERNMENT AGENCIES (63.5%)
MORTGAGE-BACKED OBLIGATIONS (37.5%)
FHLMC                                                               AAA           8.00      07/15/06         16,817           16,808
FHLMC                                                               AAA           5.00      06/15/17        500,000          510,588
FHLMC                                                               AAA           4.00      10/15/26        750,000          743,013
FNMA                                                                AAA           8.00      03/01/31         30,640           33,335
FNMA                                                                AAA           7.50      06/01/31         26,608           28,518
FNMA                                                                AAA           7.00      09/01/31         28,041           29,754
FNMA                                                                AAA           7.00      11/01/31         87,899           93,271
FNMA                                                                AAA           6.00      03/01/32        128,653          133,356
FNMA                                                                AAA           6.00      04/01/32        119,924          124,270
FNMA                                                                AAA           6.00      05/01/33        594,064          615,546
FNMA                                                                AAA           5.50      07/01/33        476,035          483,381
FNMA                                                                AAA           5.00      11/01/33        777,391          771,199
FNMA                                                                AAA           5.50      03/01/34        141,912          144,102
FNMA                                                                AAA           5.00      04/01/34        198,131          196,295
FNMA                                                                AAA           4.50      05/01/34        210,172          202,641
FNMA                                                                AAA           4.50      06/01/34        358,594          345,746
FNMA                                                                AAA           6.50      07/01/34        393,225          412,810
FNMA                                                                AAA           5.50      07/01/34        398,163          403,930
FNMA                                                                AAA           5.50      09/01/34      1,399,087        1,419,350
FNMA                                                                AAA           6.50      09/01/34        299,830          314,763
FNMA                                                                AAA           6.00      09/01/34        699,658          724,757
FNMA                                                                AAA           5.50      09/01/34      1,250,000        1,268,104
FNMA                                                                AAA           6.00      10/01/34        740,000          766,546
FNMA                                                                AAA           6.50      09/01/16         30,570           32,385
FNMA                                                                AAA           6.50      05/01/17         31,791           33,677
FNMA                                                                AAA           4.50      12/01/18        257,539          257,393
FNMA                                                                AAA           4.50      02/01/19        142,160          141,831
FNMA                                                                AAA           4.00      05/01/19        422,500          412,279
FNMA                                                                AAA           4.50      06/01/19        790,188          788,357
FNMA                                                                AAA           5.50      09/01/19        199,125          206,047

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Long-Term Debt Securities:                                        Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                                                AAA           7.50      02/01/32         87,964           94,282
FNMA                                                                AAA           7.00      04/01/32        132,258          140,302
FNMA                                                                AAA           8.00      04/01/32         17,588           19,036
FNMA                                                                AAA           6.50      04/01/32        113,393          119,025
FNMA                                                                AAA           7.50      04/01/32         48,328           51,757
FNMA                                                                AAA           8.00      04/01/32         40,253           43,741
FNMA                                                                AAA           6.00      04/01/32         66,645           69,061
FNMA                                                                AAA           6.50      05/01/32        128,459          134,839
FNMA                                                                AAA           6.50      05/01/32        106,174          111,447
FNMA                                                                AAA           6.00      05/01/32        103,016          106,749
FNMA                                                                AAA           7.00      06/01/32         34,758           36,872
FNMA                                                                AAA           7.50      06/01/32         33,320           35,684
FNMA                                                                AAA           6.50      07/01/32        225,100          236,280
FNMA                                                                AAA           5.00      06/01/33        684,198          678,748
FNMA                                                                AAA           5.50      09/01/33        266,643          270,759
FNMA                                                                AAA           5.50      10/01/33        629,330          639,043
FNMA                                                                AAA           5.00      03/01/34        240,102          238,190
FNMA                                                                AAA           7.00      10/25/07        147,540          149,968
FNMA                                                                AAA           5.00      10/25/15        375,000          381,572
FNMA                                                                AAA           6.50      03/01/17         46,929           49,713
FNMA                                                                AAA           5.50      04/01/17         32,820           33,994
FNMA                                                                AAA           5.50      05/01/17         35,340           36,605
FNMA                                                                AAA           5.50      05/01/17         40,831           42,292
FNMA                                                                AAA           5.50      06/01/17         61,358           63,554
FNMA                                                                AAA           6.50      06/01/17        129,476          137,157
FNMA                                                                AAA           5.00      04/01/18        603,456          614,378
FNMA                                                                AAA           4.50      05/01/18        328,070          327,883
FNMA                                                                AAA           5.00      09/01/18        259,814          264,516
FNMA                                                                AAA           4.00      11/25/26        600,000          593,114
GNMA (2)                                                            AAA           6.50      04/15/31         15,426           16,294
GNMA (2)                                                            AAA           7.00      05/15/31         47,573           50,755
GNMA (2)                                                            AAA           7.00      09/15/31          3,895            4,156
GNMA (2)                                                            AAA           7.00      09/15/31         24,658           26,307
GNMA (2)                                                            AAA           6.50      10/15/31         67,922           71,746
GNMA (2)                                                            AAA           6.50      12/15/31         22,955           24,248

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Long-Term Debt Securities:                                        Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
GNMA (2)                                                            AAA           7.00      05/15/32         20,277           21,628
GNMA (2)                                                            AAA           6.50      05/15/32         28,716           30,328
GNMA (2)                                                            AAA           6.27      10/16/27      2,000,000        2,195,936
                                                                                                                         -----------
                                                                                                                          19,816,011
                                                                                                                         -----------
NON-MORTGAGE-BACKED OBLIGATIONS (26.0%)
FFCB                                                                AAA           2.88      06/29/06        500,000          501,071
FHLB                                                                AAA           2.88      09/15/06      1,550,000        1,552,807
FHLMC                                                               AAA           5.20      03/05/19      3,000,000        2,943,486
FNMA                                                                AAA           5.50      03/01/34        240,356          244,066
FNMA                                                                AAA           4.25      07/15/07      1,000,000        1,029,363
FNMA                                                                AAA           3.25      01/15/08      3,000,000        2,994,591
FNMA                                                                AAA           3.25      02/15/09      2,500,000        2,462,503
FNMA                                                                AAA           4.20      12/26/13      2,000,000        2,012,642
                                                                                                                         -----------
                                                                                                                          13,740,529
                                                                                                                         -----------
BASIC MATERIALS (2.8%)
Cytec Industries, Inc.                                              BBB           6.85      05/11/05        500,000          510,199
International Paper Co.                                             BBB           4.25      01/15/09        250,000          250,860
PolyOne Corp.                                                       B+            7.50      12/15/15        250,000          212,500
Praxair, Inc.                                                       A-            6.90      11/01/06        500,000          540,344
                                                                                                                         -----------
                                                                                                                           1,513,903
                                                                                                                         -----------
CONSUMER, CYCLICAL (4.6%)
Caterpillar Fin Svc                                                 A             2.63      01/30/07        250,000          246,806
Coors Brewing Co                                                    BBB+          6.38      05/15/12        250,000          275,780
Cox Communications, Inc. Cl A                                       BBB           3.88      10/01/08        250,000          240,991
Daimlerchrysler                                                     BBB           4.05      06/04/08        100,000          100,896
Fruit of the Loom, Inc. (1)                                         NR            7.00      03/15/11        135,260           12,662
Fruit of the Loom, Inc. (1)                                         NR            7.38      11/15/23         73,277                7
Kellwood, Co.                                                       BBB-          7.88      07/15/09        250,000          279,464
Newell Rubbermaid                                                   BBB+          4.63      12/15/09        500,000          505,756
Quebecor World Cap Corp.                                            BBB-          4.88      11/15/08        250,000          249,573
Stanley Works                                                       A             3.50      11/01/07        250,000          252,301
Target Corp                                                         A+            5.38      06/15/09        250,000          266,345
                                                                                                                         -----------
                                                                                                                           2,430,581
                                                                                                                         -----------

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Long-Term Debt Securities:                                        Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
CONSUMER, NON-CYCLICAL (2.4%)
Coca-Cola Enterprises, Inc.                                         A             2.50      09/15/06        250,000          247,686
General Mills, Inc.                                                 BBB+          2.63      10/24/06        250,000          246,385
Kellogg Co.                                                         BBB+          2.88      06/01/08        250,000          245,111
Safeway, Inc.                                                       BBB           2.50      11/01/05        250,000          249,051
Wal-Mart Stores, Inc.                                               AA            6.88      08/10/09        250,000          283,527
                                                                                                                         -----------
                                                                                                                           1,271,760
                                                                                                                         -----------
ENERGY (1.0%)
Anadarko Petroleum Corp.                                            BBB+          3.25      05/01/08        250,000          247,093
Ocean Energy, Inc.                                                  BBB           4.38      10/01/07        250,000          255,436
                                                                                                                         -----------
                                                                                                                             502,529
                                                                                                                         -----------
FINANCIAL (17.6%)
American Honda Finance                                              A+            3.85      11/06/08        250,000          251,344
American Express Credit Corp.                                       A+            3.00      05/16/08        250,000          245,723
Bear Stearns Cos., Inc.                                             A             6.63      10/01/04      1,000,000        1,000,000
Berkshire Hathaway Financial                                        AAA           4.20      12/15/10        250,000          250,945
CIT Group Hldgs Inc.                                                A             2.88      09/29/06        250,000          248,646
Deere Capital Corp.                                                 A-            3.90      01/15/08        500,000          507,227
First Horizon Mtge. Trust                                           AAA           5.00      06/25/33      1,094,245        1,106,698
First Tennessee Natl. Corp.                                         BBB+          4.50      05/15/13        500,000          483,170
FleetBoston Financial Group                                         A+            3.85      02/15/08        250,000          252,900
Ford Motor Credit Co.                                               BBB-          7.38      10/28/09        250,000          273,834
GE Capital Corp.                                                    AAA           5.45      01/15/13        500,000          529,721
General Motors Acceptance Corp.                                     BBB           0.00      12/01/12        500,000          300,324
Lehman Brothers Holdings, Inc.                                      A             4.00      01/22/08        250,000          253,945
Markel Corporation                                                  BBB-          7.00      05/15/08        100,000          107,345
Markel Corporation                                                  BBB-          6.80      02/15/13        150,000          160,644
Morgan Stanley                                                      A+            3.88      01/15/09        250,000          250,252
Nationwide Health Properties                                        BBB-          7.90      11/20/06        500,000          538,297
Natl. Rural Utils. Coop. Fin. Corp.                                 A+            3.88      02/15/08        250,000          252,229
Northern Trust Co.                                                  AA-           2.88      12/15/06        250,000          249,435
Rank Group Financial                                                BBB-          6.75      11/30/04        500,000          502,956
Roslyn Bancorp, Inc.                                                BBB-          7.50      12/01/08        250,000          280,632
SLM Corp.                                                           A             4.00      01/15/09        250,000          250,567
Textron Finance Corp.                                               A-            2.69      10/03/06        250,000          248,108
US Bank NA                                                          AA-           2.85      11/15/06        250,000          249,553
Union Planters Bank                                                 A+            5.13      06/15/07        250,000          263,408

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Long-Term Debt Securities:                                        Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
FINANCIAL (Cont'd.)
Wells Fargo & Company                                               AA-           3.50      04/04/08        250,000          250,447
                                                                                                                         -----------
                                                                                                                           9,308,350
                                                                                                                         -----------
HEALTHCARE (1.0%)
Baxter International, Inc.                                          A-            5.25      05/01/07        250,000          261,357
Wyeth                                                               A             5.50      03/15/13        250,000          255,065
                                                                                                                         -----------
                                                                                                                             516,422
                                                                                                                         -----------
INDUSTRIAL (1.3%)
Seariver Maritime                                                   AAA           0.00      09/01/12      1,000,000          706,453
                                                                                                                         -----------

TELECOMMUNICATIONS (0.5%)
Verizon Global                                                      A+            4.00      01/15/08        250,000          253,829
                                                                                                                         -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $52,742,509) 99.6%                                                                 52,674,938
                                                                                                                         -----------

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                        Value($)
                                                                     -----------

TEMPORARY CASH INVESTMENTS ** (Cost: $203,200) 0.4%                      203,200
                                                                     -----------

TOTAL INVESTMENTS (Cost: $52,945,709) 100.0%                         $52,878,138
                                                                     ===========

----------
 Abbreviations: FFCB = Federal Farm Credit Bank
                FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association
                NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U. S. Government guaranteed security.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of September 30, 2004 is 0.4%.

*     Ratings as per Standard & Poor's Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2004 was 1.19%.

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Bond Fund are:

Unrealized Appreciation                       $   471,618
Unrealized Depreciation                          (539,189)
                                              -----------
Net                                              ($67,571)
                                              -----------

Cost of Investments                           $52,945,709
                                              ===========

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Short-Term Debt Securities:                                       Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
U.S. GOVERNMENT AGENCIES  (75.4%)
FHLB                                                                AAA           1.52      10/08/04      1,800,000        1,799,467
FHLB                                                                AAA           1.77      10/21/04        100,000           99,902
FHLB                                                                AAA           1.75      11/03/04        400,000          399,358
FHLMC                                                               AAA           1.56      10/05/04      1,086,000        1,085,812
FHLMC                                                               AAA           1.56      10/07/04        333,000          332,913
FHLMC                                                               AAA           1.53      10/12/04      6,115,000        6,112,135
FHLMC                                                               AAA           1.54      10/12/04      3,378,000        3,376,407
FHLMC                                                               AAA           1.60      10/20/04      1,704,000        1,702,563
FHLMC                                                               AAA           1.62      10/20/04      1,611,000        1,609,620
FHLMC                                                               AAA           1.77      11/02/04      1,300,000        1,297,954
FHLMC                                                               AAA           1.79      11/12/04        100,000           99,791
FNMA                                                                AAA           1.52      10/01/04      2,367,000        2,367,000
FNMA                                                                AAA           1.54      10/01/04      2,686,000        2,686,000
FNMA                                                                AAA           1.50      10/08/04      4,000,000        3,998,831
FNMA                                                                AAA           1.59      10/12/04      3,597,000        3,595,255
FNMA                                                                AAA           1.76      10/13/04        366,000          365,785
FNMA                                                                AAA           1.60      10/20/04      1,631,000        1,629,620
FNMA                                                                AAA           1.77      11/03/04        248,000          247,598
FNMA                                                                AAA           1.76      11/10/04      1,011,000        1,009,023
FNMA                                                                AAA           1.79      11/12/04        100,000           99,791
FNMA                                                                AAA           1.76      11/15/04      1,058,000        1,055,671
FNMA                                                                AAA           1.77      11/15/04      1,009,000        1,006,767
FNMA                                                                AAA           1.80      11/17/04      3,259,000        3,251,341
FNMA                                                                AAA           1.82      11/17/04      2,787,000        2,780,377
                                                                                                                         -----------
                                                                                                                          42,008,981
                                                                                                                         -----------
COMMERCIAL PAPER (24.6%)
Archer Midland Daniels                                              A1/P1         1.75      10/19/04        757,000          756,338
Exxon Asset Management Corp.                                        A1+/P1        1.74      10/01/04      1,600,000        1,600,000
Gannett Co., Inc.                                                   A1/P1         1.73      10/06/04      1,500,000        1,499,639
General Electric Capital Corp.                                      A1+/P1        1.62      10/25/04        243,000          242,737
General Electric Capital Corp.                                      A1+/P1        1.77      11/10/04      1,377,000        1,374,291
IBM Capital, Inc.                                                   A1/P1         1.75      10/07/04        445,000          444,870
Minnesota Mining & Mfg. Co.                                         A1+/P1        1.78      11/15/04      1,620,000        1,616,394
National Rural Utilities                                            A1/P1         1.80      10/18/04        350,000          349,703
National Rural Utilities                                            A1/P1         1.78      11/05/04      1,270,000        1,267,801
New Jersey Natural Gas                                              A1/P1         1.76      10/12/04        600,000          599,677

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 2004

                                                                                                            Face
Short-Term Debt Securities:                                       Rating*        Rate(%)    Maturity      Amount($)        Value($)
                                                                  -------        ------     --------      ---------        --------
COMMERCIAL PAPER (Cont'd.)
New Jersey Natural Gas                                              A1/P1         1.58      10/19/04        500,000          499,604
Pfizer, Inc.                                                        A1+/P1        1.75      10/13/04        400,000          399,767
Sherwin-Williams                                                    A1/P1         1.60      10/04/04        946,000          945,874
Sherwin-Williams                                                    A1/P1         1.76      10/26/04        533,000          532,348
XTRA, Inc.                                                          A1+/P1        1.78      10/25/04      1,600,000        1,598,101
                                                                                                                         -----------
                                                                                                                          13,727,144
                                                                                                                         -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $55,736,125) 100%                                                                $55,736,125
                                                                                                                         ===========

----------

* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

----------
The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2004 for the Money Market Fund are:

Unrealized Appreciation                     $         0
Unrealized Depreciation                               0
Net                                         $         0
                                            -----------

Cost of Investments                         $55,736,125
                                            ===========

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

      (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal three-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      Attached hereto.

      Exhibit 99 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                        Section 302 of the Sarbanes-Oxley Act of
                        2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Institutional Funds, Inc.

By: /s/ JOHN R. GREED
    --------------------------------------------
    John R. Greed
    Chairman of the Board,
    President and Chief Executive Officer of
    Mutual of America Institutional Funds, Inc.

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ JOHN R. GREED
    ----------------------------------------------
    John R. Greed
    Chairman of the Board,
    President and Chief Executive Officer of
    Mutual of America Institutional Funds, Inc.

Date: November 23, 2004

By: /s/ MANFRED ALTSTADT
    ----------------------------------------------
    Manfred Altstadt
    Senior Executive Vice President,
    Chief Financial Officer and Treasurer of
    Mutual of America Institutional Funds, Inc.

Date: November 23, 2004